AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 86.8%
Affiliated Mutual Fund — 14.8%
Fixed Income
AST T. Rowe Price Fixed Income Central Portfolio*	185,949,972	$1,889,251,717
(cost $1,864,869,325)(wa)
Common Stocks — 53.5%
Aerospace & Defense — 0.8%
Boeing Co. (The)*(a)	127,391	24,418,307
BWX Technologies, Inc.	28,262	2,119,085
General Dynamics Corp.	20,658	4,564,798
Howmet Aerospace, Inc.	90,500	4,185,625
Huntington Ingalls Industries, Inc.	14,075	2,879,463
Kratos Defense & Security Solutions, Inc.*	115,735	1,738,340
L3Harris Technologies, Inc.	44,936	7,824,256
Melrose Industries PLC (United Kingdom)	1,677,344	9,561,527
Moog, Inc. (Class A Stock)	7,234	817,153
Northrop Grumman Corp.	20,101	8,848,259
RTX Corp.	115,249	8,294,471
Safran SA (France)	74,110	11,613,721
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	101,859	1,644,004
TransDigm Group, Inc.*	11,801	9,949,777
Triumph Group, Inc.*	180,554	1,383,044
		99,841,830
Air Freight & Logistics — 0.1%
FedEx Corp.	35,137	9,308,494
GXO Logistics, Inc.*(a)	29,624	1,737,448
		11,045,942
Automobile Components — 0.4%
Aptiv PLC*	60,270	5,942,019
Autoliv, Inc. (Sweden)	18,182	1,754,199
Autoliv, Inc. (Sweden), SDR	100,747	9,737,768
Denso Corp. (Japan)	672,800	10,795,668
Dowlais Group PLC (United Kingdom)	1,856,966	2,420,900
Gentherm, Inc.*	25,758	1,397,629
LCI Industries(a)	15,744	1,848,661
Magna International, Inc. (Canada)(a)	208,572	11,181,545
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	17,873	742,623
Stanley Electric Co. Ltd. (Japan)	213,900	3,377,711
Stoneridge, Inc.*	72,101	1,447,067
Visteon Corp.*	10,881	1,502,340
		52,148,130
Automobiles — 1.0%
Honda Motor Co. Ltd. (Japan)	402,600	4,529,128
Rivian Automotive, Inc. (Class A Stock)*(a)	329,767	8,006,743
Suzuki Motor Corp. (Japan)	186,800	7,513,284
Tesla, Inc.*	322,842	80,781,525
Toyota Motor Corp. (Japan)	1,130,600	20,283,335
		121,114,015
	Shares	Value
Common Stocks (continued)
Banks — 2.4%
ANZ Group Holdings Ltd. (Australia)	421,928	$6,920,322
Bancorp, Inc. (The)*	48,637	1,677,976
Bank of America Corp.	596,905	16,343,259
BankUnited, Inc.	59,313	1,346,405
BNP Paribas SA (France)	170,127	10,817,742
Capitol Federal Financial, Inc.(a)	324,859	1,549,577
Citigroup, Inc.	206,960	8,512,265
DBS Group Holdings Ltd. (Singapore)	328,762	8,074,281
Dime Community Bancshares, Inc.	52,376	1,045,425
DNB Bank ASA (Norway)	900,556	18,093,767
East West Bancorp, Inc.	32,420	1,708,858
Erste Group Bank AG (Austria)	116,209	4,013,497
Fifth Third Bancorp(a)	289,397	7,330,426
First BanCorp. (Puerto Rico)	151,176	2,034,829
HDFC Bank Ltd. (India)	469,873	8,617,431
Home BancShares, Inc.(a)	96,707	2,025,045
Huntington Bancshares, Inc.	512,593	5,330,967
ING Groep NV (Netherlands)	1,452,961	19,150,124
Intesa Sanpaolo SpA (Italy)	2,291,917	5,870,101
JPMorgan Chase & Co.	334,565	48,518,616
Lloyds Banking Group PLC (United Kingdom)	15,165,522	8,149,865
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,385,600	11,741,790
National Bank Holdings Corp. (Class A Stock)	53,335	1,587,250
National Bank of Canada (Canada)(a)	232,249	15,428,549
OFG Bancorp (Puerto Rico)	80,037	2,389,905
Pacific Premier Bancorp, Inc.(a)	85,926	1,869,750
Pinnacle Financial Partners, Inc.(a)	18,042	1,209,536
Popular, Inc. (Puerto Rico)	50,100	3,156,801
Regions Financial Corp.	36,700	631,240
Seacoast Banking Corp. of Florida	83,279	1,828,807
Standard Chartered PLC (United Kingdom)	664,033	6,107,467
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	121,581	4,577,165
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,180,726	10,505,975
Truist Financial Corp.	44,506	1,273,317
U.S. Bancorp(a)	325,297	10,754,319
United Overseas Bank Ltd. (Singapore)	588,200	12,251,095
Webster Financial Corp.(a)	67,607	2,725,238
Wells Fargo & Co.	651,436	26,617,675
Westamerica BanCorp	42,068	1,819,441
Western Alliance Bancorp	91,557	4,208,875
WSFS Financial Corp.	45,794	1,671,481
		309,486,454
Beverages — 0.9%
Boston Beer Co., Inc. (The) (Class A Stock)*	2,720	1,059,522
Coca-Cola Co. (The)	476,937	26,698,933
Constellation Brands, Inc. (Class A Stock)	44,395	11,157,795
Diageo PLC (United Kingdom)	401,147	14,789,537
Heineken NV (Netherlands)	150,787	13,293,612
Keurig Dr. Pepper, Inc.	298,906	9,436,462
A1

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Kirin Holdings Co. Ltd. (Japan)	321,100	$4,495,541
Monster Beverage Corp.*	132,887	7,036,367
PepsiCo, Inc.	136,724	23,166,515
		111,134,284
Biotechnology — 1.0%
AbbVie, Inc.	215,854	32,175,197
ACADIA Pharmaceuticals, Inc.*	71,210	1,484,016
Agios Pharmaceuticals, Inc.*(a)	30,809	762,523
Akero Therapeutics, Inc.*(a)	10,747	543,583
Alkermes PLC*	40,011	1,120,708
Allakos, Inc.*	145,272	329,768
Alnylam Pharmaceuticals, Inc.*	18,281	3,237,565
Amgen, Inc.	73,757	19,822,931
Biogen, Inc.*	14,313	3,678,584
Biohaven Ltd.*	21,800	567,018
BioMarin Pharmaceutical, Inc.*	17,989	1,591,667
Blueprint Medicines Corp.*(a)	23,431	1,176,705
Cerevel Therapeutics Holdings, Inc.*(a)	25,338	553,129
Denali Therapeutics, Inc.*(a)	17,325	357,415
Exact Sciences Corp.*	21,076	1,437,805
Exelixis, Inc.*	34,525	754,371
Genmab A/S (Denmark)*	12,615	4,466,349
Gilead Sciences, Inc.	32,541	2,438,623
Horizon Therapeutics PLC*	14,107	1,632,039
IGM Biosciences, Inc.*(a)	70,074	585,118
Insmed, Inc.*	113,956	2,877,389
Intellia Therapeutics, Inc.*(a)	21,376	675,909
Ionis Pharmaceuticals, Inc.*	41,334	1,874,910
Karuna Therapeutics, Inc.*	13,492	2,281,362
Kymera Therapeutics, Inc.*	32,396	450,304
Moderna, Inc.*	11,158	1,152,510
Neurocrine Biosciences, Inc.*	26,404	2,970,450
Prothena Corp. PLC (Ireland)*	17,799	858,802
RAPT Therapeutics, Inc.*	20,144	334,793
Regeneron Pharmaceuticals, Inc.*	15,753	12,964,089
Relay Therapeutics, Inc.*(a)	71,981	605,360
Replimune Group, Inc.*	59,181	1,012,587
REVOLUTION Medicines, Inc.*(a)	36,348	1,006,113
Rocket Pharmaceuticals, Inc.*	22,990	471,065
Scholar Rock Holding Corp.*(a)	138,560	983,776
Seagen, Inc.*	16,982	3,602,731
Ultragenyx Pharmaceutical, Inc.*(a)	28,251	1,007,148
Vaxcyte, Inc.*	12,530	638,779
Vertex Pharmaceuticals, Inc.*	43,779	15,223,710
Xencor, Inc.*	42,735	861,110
		130,568,011
Broadline Retail — 1.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	34,714	3,011,092
Amazon.com, Inc.*	1,069,005	135,891,916
Kohl’s Corp.(a)	83,273	1,745,402
Next PLC (United Kingdom)	109,277	9,691,954
Ollie’s Bargain Outlet Holdings, Inc.*	17,064	1,317,000
		151,657,364
	Shares	Value
Common Stocks (continued)
Building Products — 0.2%
Armstrong World Industries, Inc.	43,854	$3,157,488
Builders FirstSource, Inc.*(a)	11,680	1,454,043
Carlisle Cos., Inc.	5,968	1,547,264
Carrier Global Corp.	161,877	8,935,610
Gibraltar Industries, Inc.*	45,843	3,094,861
Insteel Industries, Inc.	64,344	2,088,606
Johnson Controls International PLC	69,522	3,699,266
Trane Technologies PLC	12,970	2,631,743
Trex Co., Inc.*	22,167	1,366,152
		27,975,033
Capital Markets — 1.3%
Ares Management Corp. (Class A Stock)(a)	75,414	7,757,838
Bank of New York Mellon Corp. (The)	168,595	7,190,577
BlackRock, Inc.	7,349	4,751,055
Blue Owl Capital, Inc.(a)	106,784	1,383,921
Bridgepoint Group PLC (United Kingdom), 144A	1,438,543	3,363,423
Brookfield Corp. (Canada)	233,183	7,291,207
Cboe Global Markets, Inc.	34,019	5,314,108
Charles Schwab Corp. (The)	334,957	18,389,139
CME Group, Inc.	24,715	4,948,437
Coinbase Global, Inc. (Class A Stock)*(a)	18,052	1,355,344
Goldman Sachs Group, Inc. (The)	30,305	9,805,789
Intercontinental Exchange, Inc.	99,749	10,974,385
Julius Baer Group Ltd. (Switzerland)	139,711	8,942,609
KKR & Co., Inc.	50,738	3,125,461
Lazard Ltd. (Class A Stock)	63,041	1,954,901
LPL Financial Holdings, Inc.	35,961	8,546,132
Macquarie Group Ltd. (Australia)	68,788	7,366,377
Moody’s Corp.	24,719	7,815,406
Morgan Stanley	186,288	15,214,141
Morningstar, Inc.(a)	6,792	1,590,958
MSCI, Inc.	4,715	2,419,172
Open Lending Corp.*	117,647	861,176
S&P Global, Inc.	31,324	11,446,103
Tradeweb Markets, Inc. (Class A Stock)	63,385	5,083,477
Virtus Investment Partners, Inc.	15,329	3,096,305
XP, Inc. (Brazil) (Class A Stock)	171,209	3,946,368
		163,933,809
Chemicals — 1.0%
Air Liquide SA (France)	80,403	13,542,404
Akzo Nobel NV (Netherlands)	133,245	9,606,761
Asahi Kasei Corp. (Japan)	814,900	5,129,366
Axalta Coating Systems Ltd.*	23,884	642,479
BASF SE (Germany)	153,557	6,950,749
CF Industries Holdings, Inc.	97,108	8,326,040
Covestro AG (Germany), 144A*	176,402	9,486,009
Element Solutions, Inc.	99,234	1,945,979
FMC Corp.	19,683	1,318,170
Johnson Matthey PLC (United Kingdom)	296,466	5,869,224
Linde PLC	95,462	35,545,276
Minerals Technologies, Inc.	28,143	1,541,111
Nutrien Ltd. (Canada)(a)	60,339	3,726,537

A2

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Quaker Chemical Corp.(a)	6,447	$1,031,520
RPM International, Inc.(a)	78,528	7,445,240
Scotts Miracle-Gro Co. (The)(a)	33,260	1,718,877
Sherwin-Williams Co. (The)	35,426	9,035,401
Tosoh Corp. (Japan)	80,400	1,030,816
Umicore SA (Belgium)	242,376	5,738,636
Westlake Corp.(a)	8,933	1,113,677
		130,744,272
Commercial Services & Supplies — 0.2%
Cintas Corp.	9,387	4,515,241
Copart, Inc.*	154,410	6,653,527
HNI Corp.	76,601	2,652,693
MSA Safety, Inc.	10,177	1,604,404
OPENLANE, Inc.*(a)	90,845	1,355,407
Republic Services, Inc.	26,816	3,821,548
Stericycle, Inc.*(a)	40,573	1,814,019
Waste Connections, Inc.	62,289	8,365,413
		30,782,252
Communications Equipment — 0.2%
Arista Networks, Inc.*	34,066	6,265,759
Ciena Corp.*	19,974	943,971
Cisco Systems, Inc.	182,767	9,825,554
Harmonic, Inc.*	137,066	1,319,946
Lumentum Holdings, Inc.*(a)	23,012	1,039,682
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	1,808,182	8,809,031
		28,203,943
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	4,408	751,167
Quanta Services, Inc.(a)	4,024	752,770
Valmont Industries, Inc.	9,458	2,271,906
WillScot Mobile Mini Holdings Corp.*	115,832	4,817,453
Worley Ltd. (Australia)	872,524	9,687,543
		18,280,839
Construction Materials — 0.1%
Summit Materials, Inc. (Class A Stock)*	57,700	1,796,778
Vulcan Materials Co.	29,588	5,977,368
		7,774,146
Consumer Finance — 0.2%
Ally Financial, Inc.	47,468	1,266,446
American Express Co.	79,698	11,890,145
Capital One Financial Corp.	10,343	1,003,788
Discover Financial Services	23,800	2,061,794
OneMain Holdings, Inc.(a)	62,788	2,517,171
PRA Group, Inc.*	32,343	621,309
SLM Corp.	65,426	891,102
		20,251,755
Consumer Staples Distribution & Retail — 0.7%
BJ’s Wholesale Club Holdings, Inc.*(a)	36,502	2,605,148
Casey’s General Stores, Inc.	10,161	2,758,915
Costco Wholesale Corp.	50,851	28,728,781
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Dollar General Corp.	36,967	$3,911,108
Dollar Tree, Inc.*	8,281	881,512
Seven & i Holdings Co. Ltd. (Japan)	326,300	12,774,713
Sprouts Farmers Market, Inc.*(a)	54,934	2,351,175
Sysco Corp.	63,056	4,164,849
Target Corp.	24,900	2,753,193
Walmart, Inc.	178,970	28,622,672
Welcia Holdings Co. Ltd. (Japan)	134,300	2,319,217
		91,871,283
Containers & Packaging — 0.2%
Amcor PLC, CDI	294,625	2,686,857
Avery Dennison Corp.(a)	22,362	4,084,867
Ball Corp.(a)	116,478	5,798,275
Graphic Packaging Holding Co.	110,151	2,454,164
Myers Industries, Inc.	136,674	2,450,565
Packaging Corp. of America	21,404	3,286,584
Westrock Co.	81,354	2,912,473
		23,673,785
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*(a)	42,284	3,444,455
Duolingo, Inc.*	10,139	1,681,756
Service Corp. International(a)	19,440	1,110,801
Strategic Education, Inc.	21,775	1,638,569
		7,875,581
Diversified REITs — 0.0%
Tokyu REIT, Inc. (Japan)	431	527,434
WP Carey, Inc.(a)	23,285	1,259,253
		1,786,687
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA (Spain), 144A	17,408	605,485
GCI Liberty, Inc. (Class A Stock)*^	51,000	5
KT Corp. (South Korea)	283,221	6,974,002
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	99,450	1,845,792
Nippon Telegraph & Telephone Corp. (Japan)	21,204,500	25,098,399
Verizon Communications, Inc.	196,031	6,353,365
		40,877,048
Electric Utilities — 0.6%
Evergy, Inc.	137,393	6,965,825
FirstEnergy Corp.	294,655	10,071,308
IDACORP, Inc.	16,028	1,501,022
MGE Energy, Inc.	15,486	1,060,946
NextEra Energy, Inc.(a)	407,240	23,330,779
OGE Energy Corp.(a)	42,017	1,400,427
PG&E Corp.*	778,997	12,565,222
Southern Co. (The)	255,578	16,541,008
Xcel Energy, Inc.(a)	23,801	1,361,893
		74,798,430

A3

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	440,953	$15,739,029
AMETEK, Inc.	55,255	8,164,479
Emerson Electric Co.	17,604	1,700,018
Hubbell, Inc.	13,952	4,372,696
Legrand SA (France)	131,324	12,066,873
Mitsubishi Electric Corp. (Japan)	1,029,900	12,723,868
Plug Power, Inc.*(a)	129,635	985,226
Prysmian SpA (Italy)	279,119	11,203,360
Rockwell Automation, Inc.	10,894	3,114,268
Schneider Electric SE	3,940	649,281
Sensata Technologies Holding PLC(a)	52,368	1,980,558
Shoals Technologies Group, Inc. (Class A Stock)*(a)	90,981	1,660,403
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	13,611	812,169
Sunrun, Inc.*(a)	70,371	883,860
Thermon Group Holdings, Inc.*	79,238	2,176,668
		78,232,756
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	5,347	449,095
Belden, Inc.	40,280	3,889,034
Cognex Corp.	44,127	1,872,750
Coherent Corp.*	50,347	1,643,326
Hamamatsu Photonics KK (Japan)	151,700	6,379,548
Largan Precision Co. Ltd. (Taiwan)	40,000	2,649,940
Littelfuse, Inc.	10,264	2,538,492
Murata Manufacturing Co. Ltd. (Japan)	485,700	8,860,219
National Instruments Corp.	38,962	2,322,914
Omron Corp. (Japan)	95,300	4,240,989
Teledyne Technologies, Inc.*	19,335	7,899,894
Trimble, Inc.*	27,415	1,476,572
Zebra Technologies Corp. (Class A Stock)*(a)	9,000	2,128,770
		46,351,543
Energy Equipment & Services — 0.4%
Baker Hughes Co.	47,992	1,695,077
Cactus, Inc. (Class A Stock)	13,891	697,467
ChampionX Corp.	34,916	1,243,708
Expro Group Holdings NV*	95,657	2,222,112
Halliburton Co.	235,911	9,554,396
Noble Corp. PLC	59,542	3,015,802
Schlumberger NV	293,039	17,084,174
Seadrill Ltd. (Norway)*	17,446	781,406
TechnipFMC PLC (United Kingdom)(a)	358,674	7,295,429
Tenaris SA, ADR	30,066	950,086
Tidewater, Inc.*	53,899	3,830,602
		48,370,259
Entertainment — 0.5%
Activision Blizzard, Inc.	102,279	9,576,383
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	4,370	34,916
Endeavor Group Holdings, Inc. (Class A Stock)(a)	70,111	1,395,209
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	48,867	$3,044,414
Madison Square Garden Sports Corp.	3,846	678,050
Netflix, Inc.*	80,199	30,283,142
ROBLOX Corp. (Class A Stock)*	42,609	1,233,957
Sphere Entertainment Co.*(a)	30,155	1,120,560
Walt Disney Co. (The)*(a)	123,266	9,990,709
Warner Music Group Corp. (Class A Stock)	33,249	1,044,019
		58,401,359
Financial Services — 2.0%
Adyen NV (Netherlands), 144A*	2,801	2,076,757
Affirm Holdings, Inc.*(a)	34,589	735,708
Apollo Global Management, Inc.	131,763	11,827,047
Berkshire Hathaway, Inc. (Class B Stock)*	154,781	54,219,784
Block, Inc.*	48,009	2,124,878
Challenger Ltd. (Australia)	658,758	2,699,926
Corebridge Financial, Inc.(a)	657,573	12,987,067
Element Fleet Management Corp. (Canada)	900,916	12,927,556
Equitable Holdings, Inc.	400,636	11,374,056
Euronet Worldwide, Inc.*	16,646	1,321,359
Fiserv, Inc.*	136,402	15,407,970
FleetCor Technologies, Inc.*(a)	53,483	13,656,349
Global Payments, Inc.(a)	133,200	15,369,948
Mastercard, Inc. (Class A Stock)	101,444	40,162,694
Mitsubishi HC Capital, Inc. (Japan)	777,700	5,181,875
Payoneer Global, Inc.*	253,418	1,550,918
PennyMac Financial Services, Inc.	27,478	1,830,035
Toast, Inc. (Class A Stock)*(a)	29,346	549,651
Visa, Inc. (Class A Stock)(a)	212,238	48,816,862
Voya Financial, Inc.	18,126	1,204,473
WEX, Inc.*	8,462	1,591,618
		257,616,531
Food Products — 0.7%
Barry Callebaut AG (Switzerland)	3,742	5,950,691
Darling Ingredients, Inc.*	114,116	5,956,855
Flowers Foods, Inc.	53,824	1,193,816
Freshpet, Inc.*(a)	9,647	635,544
Kraft Heinz Co. (The)	98,700	3,320,268
Minerva SA (Brazil)	583,422	940,152
Mondelez International, Inc. (Class A Stock)	213,765	14,835,291
Mriya Recovery Certificates (Ukraine)^	1,359,527	14,374
Nestle SA	403,347	45,657,275
Post Holdings, Inc.*	26,805	2,298,261
TreeHouse Foods, Inc.*	12,790	557,388
Tyson Foods, Inc. (Class A Stock)	29,560	1,492,484
Wilmar International Ltd. (China)	3,551,600	9,664,938
		92,517,337
Gas Utilities — 0.0%
Beijing Enterprises Holdings Ltd. (China)	807,500	2,777,379

A4

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
Chesapeake Utilities Corp.	5,736	$560,694
National Fuel Gas Co.	12,611	654,637
ONE Gas, Inc.	14,834	1,012,866
Southwest Gas Holdings, Inc.(a)	17,654	1,066,478
		6,072,054
Ground Transportation — 0.6%
Canadian National Railway Co. (Canada)(a)	35,916	3,890,780
Canadian Pacific Kansas City Ltd. (Canada)(a)	20,243	1,506,282
Central Japan Railway Co. (Japan)	226,500	5,508,027
CSX Corp.	381,247	11,723,345
J.B. Hunt Transport Services, Inc.	31,580	5,953,462
Norfolk Southern Corp.	41,165	8,106,623
Old Dominion Freight Line, Inc.(a)	33,083	13,535,579
Ryder System, Inc.	27,992	2,993,744
Saia, Inc.*	26,790	10,679,833
Uber Technologies, Inc.*	232,441	10,689,962
		74,587,637
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	119,776	11,600,306
Alcon, Inc. (Switzerland)	87,184	6,727,767
Atrion Corp.	1,866	770,975
Avanos Medical, Inc.*	28,414	574,531
Baxter International, Inc.	186,227	7,028,207
Becton, Dickinson & Co.	21,828	5,643,193
Boston Scientific Corp.*	131,219	6,928,363
DENTSPLY SIRONA, Inc.	79,099	2,702,022
Dexcom, Inc.*	73,062	6,816,685
Edwards Lifesciences Corp.*	97,309	6,741,567
Elekta AB (Sweden) (Class B Stock)	757,259	5,142,787
Envista Holdings Corp.*	23,967	668,200
EssilorLuxottica SA (France)	53,148	9,244,860
Hologic, Inc.*	71,800	4,982,920
ICU Medical, Inc.*(a)	6,709	798,438
Inari Medical, Inc.*(a)	30,471	1,992,803
Inspire Medical Systems, Inc.*	4,316	856,467
Intuitive Surgical, Inc.*	58,595	17,126,732
iRhythm Technologies, Inc.*(a)	11,953	1,126,690
Koninklijke Philips NV (Netherlands)*	452,855	9,035,478
Medtronic PLC(a)	199,103	15,601,711
Novocure Ltd.*	20,456	330,364
Penumbra, Inc.*	14,670	3,548,820
PROCEPT BioRobotics Corp.*(a)	34,806	1,141,985
Shockwave Medical, Inc.*	5,327	1,060,606
Siemens Healthineers AG (Germany), 144A	254,530	12,874,605
Stryker Corp.	54,443	14,877,639
Teleflex, Inc.	29,386	5,771,704
Zimmer Biomet Holdings, Inc.	56,704	6,363,323
		168,079,748
Health Care Providers & Services — 1.2%
agilon health, Inc.*(a)	73,992	1,314,098
Amedisys, Inc.*	15,289	1,427,993
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Cencora, Inc.(a)	23,546	$4,237,574
Cigna Group (The)	52,285	14,957,170
CVS Health Corp.	33,800	2,359,916
Elevance Health, Inc.	43,714	19,033,950
Fresenius SE & Co. KGaA (Germany)	288,116	8,948,949
Guardant Health, Inc.*	36,327	1,076,732
HCA Healthcare, Inc.	7,625	1,875,597
Humana, Inc.(a)	25,403	12,359,068
McKesson Corp.	30,066	13,074,200
Molina Healthcare, Inc.*(a)	13,282	4,355,035
Pennant Group, Inc. (The)*	82,331	916,344
Select Medical Holdings Corp.	127,980	3,234,055
Tenet Healthcare Corp.*	70,274	4,630,354
U.S. Physical Therapy, Inc.	19,438	1,783,048
UnitedHealth Group, Inc.	108,644	54,777,218
		150,361,301
Health Care REITs — 0.2%
Healthcare Realty Trust, Inc.	227,836	3,479,056
Ventas, Inc.(a)	91,998	3,875,876
Welltower, Inc.	186,256	15,258,091
		22,613,023
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*(a)	23,068	4,693,185
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.(a)	274,582	4,212,088
Hoshino Resorts REIT, Inc. (Japan)	162	709,467
Host Hotels & Resorts, Inc.(a)	71,851	1,154,646
Invincible Investment Corp. (Japan)	3,168	1,308,470
Pebblebrook Hotel Trust(a)	105,019	1,427,208
		8,811,879
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc. (Class A Stock)*(a)	21,000	2,881,410
Amadeus IT Group SA (Spain)	126,571	7,645,230
Aramark	27,932	969,240
Booking Holdings, Inc.*	4,881	15,052,760
Cava Group, Inc.*(a)	18,857	577,590
Chipotle Mexican Grill, Inc.*	6,551	12,000,318
Choice Hotels International, Inc.(a)	10,528	1,289,785
Compass Group PLC (United Kingdom)	641,530	15,615,864
DoorDash, Inc. (Class A Stock)*	37,500	2,980,125
DraftKings, Inc. (Class A Stock)*	87,341	2,571,319
H World Group Ltd. (China)*	163,500	642,958
Hilton Worldwide Holdings, Inc.	70,855	10,641,004
InterContinental Hotels Group PLC (United Kingdom)	13,561	1,002,895
Jack in the Box, Inc.	16,298	1,125,540
Kyoritsu Maintenance Co. Ltd. (Japan)	10,200	424,500
Las Vegas Sands Corp.	158,238	7,253,630
Marriott International, Inc. (Class A Stock)	23,409	4,601,273
Marriott Vacations Worldwide Corp.	12,582	1,266,127
McDonald’s Corp.	94,950	25,013,628

A5

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Norwegian Cruise Line Holdings Ltd.*(a)	131,800	$2,172,064
Papa John’s International, Inc.(a)	13,083	892,522
Planet Fitness, Inc. (Class A Stock)*	18,922	930,584
Red Robin Gourmet Burgers, Inc.*(a)	107,248	862,274
Royal Caribbean Cruises Ltd.*(a)	75,919	6,995,177
Starbucks Corp.	118,545	10,819,602
Vail Resorts, Inc.	3,729	827,428
Wendy’s Co. (The)	48,569	991,293
Wingstop, Inc.	7,984	1,435,842
Wynn Resorts Ltd.	48,644	4,495,192
		143,977,174
Household Durables — 0.4%
Cavco Industries, Inc.*	3,499	929,544
Meritage Homes Corp.(a)	26,674	3,264,631
NVR, Inc.*(a)	1,600	9,541,280
Panasonic Holdings Corp. (Japan)	828,300	9,349,663
Persimmon PLC (United Kingdom)	440,278	5,766,098
Sony Group Corp. (Japan)	166,600	13,623,812
Tempur Sealy International, Inc.	53,220	2,306,555
		44,781,583
Household Products — 0.4%
Colgate-Palmolive Co.	162,423	11,549,900
Procter & Gamble Co. (The)	281,000	40,986,660
		52,536,560
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	307,400	4,963,733
Vistra Corp.	56,360	1,870,025
		6,833,758
Industrial Conglomerates — 0.7%
3M Co.	37,162	3,479,106
DCC PLC (United Kingdom)	116,446	6,519,764
General Electric Co.	279,771	30,928,684
Honeywell International, Inc.	83,093	15,350,601
Siemens AG (Germany)	240,413	34,357,122
		90,635,277
Industrial REITs — 0.5%
EastGroup Properties, Inc.	29,439	4,902,477
Goodman Group (Australia)	180,253	2,470,518
Granite Real Estate Investment Trust (Canada)	21,671	1,150,043
Industrial & Infrastructure Fund Investment Corp. (Japan)	709	655,100
Mapletree Industrial Trust (Singapore)	241,500	398,661
Mitsui Fudosan Logistics Park, Inc. (Japan)	438	1,379,499
Prologis, Inc.	254,750	28,585,498
Rexford Industrial Realty, Inc.(a)	288,962	14,260,275
Segro PLC (United Kingdom)	144,390	1,262,552
Terreno Realty Corp.(a)	121,168	6,882,342
	Shares	Value
Common Stocks (continued)
Industrial REITs (cont’d.)
Warehouses De Pauw CVA (Belgium)	45,575	$1,126,328
		63,073,293
Insurance — 1.9%
AIA Group Ltd. (Hong Kong)	1,406,600	11,375,381
American International Group, Inc.(a)	314,445	19,055,367
AXA SA (France)	774,488	22,978,182
Axis Capital Holdings Ltd.	62,320	3,512,978
Chubb Ltd.	108,725	22,634,371
Definity Financial Corp. (Canada)(a)	146,978	4,057,924
Fidelity National Financial, Inc.(a)	29,826	1,231,814
First American Financial Corp.(a)	23,452	1,324,803
Hanover Insurance Group, Inc. (The)	13,045	1,447,734
Hartford Financial Services Group, Inc. (The)	213,967	15,172,400
Kemper Corp.	42,958	1,805,525
Markel Group, Inc.*	739	1,088,170
Marsh & McLennan Cos., Inc.	48,635	9,255,241
MetLife, Inc.	251,798	15,840,612
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	67,600	26,327,010
Palomar Holdings, Inc.*	6,503	330,027
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	513,000	2,909,555
RenaissanceRe Holdings Ltd. (Bermuda)	69,646	13,784,336
Sampo OYJ (Finland) (Class A Stock)	321,706	13,907,834
Selective Insurance Group, Inc.	18,802	1,939,802
Storebrand ASA (Norway)	1,057,887	8,589,822
Sun Life Financial, Inc. (Canada)	246,276	12,015,984
Tokio Marine Holdings, Inc. (Japan)	594,400	13,762,560
Zurich Insurance Group AG (Switzerland)	32,060	14,669,236
		239,016,668
Interactive Media & Services — 2.1%
Alphabet, Inc. (Class A Stock)*	527,637	69,046,578
Alphabet, Inc. (Class C Stock)*	763,470	100,663,519
IAC, Inc.*(a)	20,293	1,022,564
LY Corp. (Japan)	1,515,500	4,204,165
Meta Platforms, Inc. (Class A Stock)*	269,810	80,999,660
NAVER Corp. (South Korea)	36,160	5,406,453
Pinterest, Inc. (Class A Stock)*	110,238	2,979,733
Snap, Inc. (Class A Stock)*(a)	100,772	897,879
Tencent Holdings Ltd. (China)	82,100	3,182,521
ZoomInfo Technologies, Inc.*	52,575	862,230
		269,265,302
IT Services — 0.5%
Accenture PLC (Class A Stock)(a)	119,135	36,587,550
Cloudflare, Inc. (Class A Stock)*	15,303	964,701
GoDaddy, Inc. (Class A Stock)*(a)	22,290	1,660,159
MongoDB, Inc.*	11,722	4,054,171
NTT Data Group Corp. (Japan)	1,166,600	15,610,688
Okta, Inc.*(a)	13,853	1,129,158
Snowflake, Inc. (Class A Stock)*(a)	33,371	5,098,088

A6

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Twilio, Inc. (Class A Stock)*(a)	21,993	$1,287,250
		66,391,765
Leisure Products — 0.0%
Mattel, Inc.*	134,109	2,954,421
Peloton Interactive, Inc. (Class A Stock)*(a)	118,149	596,653
		3,551,074
Life Sciences Tools & Services — 0.6%
Adaptive Biotechnologies Corp.*	166,416	906,967
Agilent Technologies, Inc.	62,511	6,989,980
Avantor, Inc.*(a)	264,293	5,571,297
Bruker Corp.(a)	17,559	1,093,926
Charles River Laboratories International, Inc.*(a)	3,780	740,804
Danaher Corp.	81,577	20,239,254
Evotec SE (Germany)*	163,667	3,258,066
ICON PLC*	11,700	2,881,125
IQVIA Holdings, Inc.*	11,824	2,326,372
Repligen Corp.*(a)	14,138	2,248,083
Thermo Fisher Scientific, Inc.	53,983	27,324,575
West Pharmaceutical Services, Inc.	7,053	2,646,356
		76,226,805
Machinery — 0.8%
Alamo Group, Inc.	11,226	1,940,526
Caterpillar, Inc.	9,890	2,699,970
Chart Industries, Inc.*(a)	7,168	1,212,252
Cummins, Inc.(a)	66,101	15,101,435
Deere & Co.	15,100	5,698,438
Enerpac Tool Group Corp.	25,851	683,242
Esab Corp.	46,164	3,241,636
Helios Technologies, Inc.	29,057	1,612,082
Hillenbrand, Inc.	33,084	1,399,784
Ingersoll Rand, Inc.	138,544	8,828,024
KION Group AG (Germany)	139,069	5,319,276
Middleby Corp. (The)*	18,103	2,317,184
Mueller Water Products, Inc. (Class A Stock)	226,404	2,870,803
Otis Worldwide Corp.	69,149	5,553,356
PACCAR, Inc.	55,528	4,720,991
RBC Bearings, Inc.*(a)	8,797	2,059,642
Sandvik AB (Sweden)	616,570	11,345,106
SMC Corp. (Japan)	8,100	3,630,925
Stanley Black & Decker, Inc.	146,238	12,222,572
THK Co. Ltd. (Japan)	203,300	3,711,079
Timken Co. (The)(a)	13,780	1,012,692
Toro Co. (The)(a)	31,913	2,651,970
		99,832,985
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*(a)	16,486	7,250,873
Comcast Corp. (Class A Stock)	365,375	16,200,727
CyberAgent, Inc. (Japan)	783,200	4,216,005
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Liberty Broadband Corp. (Class C Stock)*	7,107	$649,011
Nexstar Media Group, Inc.(a)	10,005	1,434,417
Scholastic Corp.	48,253	1,840,369
Trade Desk, Inc. (The) (Class A Stock)*	65,100	5,087,565
WPP PLC (United Kingdom)	1,111,813	9,905,494
		46,584,461
Metals & Mining — 1.8%
Adriatic Metals PLC (Bosnia and Herzegowina), CDI*	350,882	816,326
Agnico Eagle Mines Ltd. (Canada) (XLON)	51,650	2,347,019
Agnico Eagle Mines Ltd. (Canada) (NYSE)(a)	27,053	1,229,559
Alamos Gold, Inc. (Canada) (Class A Stock) (NYSE)	75,465	852,000
Alamos Gold, Inc. (Canada) (Class A Stock) (XTSE)	130,131	1,467,776
Alpha Metallurgical Resources, Inc.	7,403	1,922,781
Alrosa PJSC (Russia)*^	1,356,440	1
Anglo American Platinum Ltd. (South Africa)	36,890	1,376,860
Anglo American PLC (South Africa)	184,753	5,073,245
Antofagasta PLC (Chile)	542,306	9,414,306
ArcelorMittal SA (Luxembourg)	68,836	1,723,382
ARE Holdings, Inc. (Japan)	10,600	134,420
Barrick Gold Corp. (Canada)	112,154	1,631,841
Bellevue Gold Ltd. (Australia)*	1,061,671	934,130
BHP Group Ltd. (Australia) (XASX)	916,304	25,739,741
BHP Group Ltd. (Australia) (XLON)	358,735	10,182,097
BlueScope Steel Ltd. (Australia)	54,312	672,573
Boliden AB (Sweden)	79,795	2,289,863
Calibre Mining Corp. (Canada)*	527,760	505,126
Capricorn Metals Ltd. (Australia)*	349,169	912,978
Carpenter Technology Corp.	27,710	1,862,389
Central Asia Metals PLC (United Kingdom)	280,161	643,910
Commercial Metals Co.	12,469	616,093
Emerald Resources NL (Australia)*	1,574,830	2,723,996
Endeavour Mining PLC (Burkina Faso)	118,406	2,320,609
ERO Copper Corp. (Brazil)*	195,421	3,369,600
Filo Corp. (Canada)*	37,877	565,819
First Quantum Minerals Ltd. (Zambia)	242,118	5,720,277
Franco-Nevada Corp. (Canada)	61,048	8,150,071
Freeport-McMoRan, Inc.	452,757	16,883,309
Glencore PLC (Australia)	1,003,874	5,716,572
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	366,068	1,729,988
Hindalco Industries Ltd. (India)	51,016	301,127
Hoa Phat Group JSC (Vietnam)*	2,902,400	3,131,267
Hudbay Minerals, Inc. (Canada)	123,396	600,939
IGO Ltd. (Australia)	2,019,079	16,203,172
Impala Platinum Holdings Ltd. (South Africa)	290,711	1,514,356
Industrias Penoles SAB de CV (Mexico)*	55,627	654,756
Ivanhoe Electric, Inc./US*	125,874	1,497,901

A7

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	441,544	$3,783,966
K92 Mining, Inc. (Canada)*	189,401	804,597
Karora Resources, Inc. (Canada)*	399,425	1,126,301
Kinross Gold Corp. (Canada)	90,915	414,572
Korea Zinc Co. Ltd. (South Korea)	1,789	670,127
Lundin Gold, Inc. (Canada)	66,364	745,114
MMC Norilsk Nickel PJSC (Russia)*^	5,243	—
Newcrest Mining Ltd. (Australia)	189,704	2,989,077
Newmont Corp.(a)	181,348	6,700,809
NGEx Minerals Ltd. (Canada)*(a)	66,850	276,604
Nippon Steel Corp. (Japan)(a)	142,400	3,336,168
Norsk Hydro ASA (Norway)	344,982	2,158,842
Northam Platinum Holdings Ltd. (South Africa)	159,647	967,495
Northern Star Resources Ltd. (Australia)	673,667	4,473,319
Nucor Corp.(a)	45,953	7,184,752
Orla Mining Ltd. (Canada)*(a)	275,081	972,125
Osisko Mining, Inc. (Canada)*	298,175	540,041
Polyus PJSC (Russia)*^	4,693	—
Red 5 Ltd. (Australia)*	2,247,138	378,239
Reliance Steel & Aluminum Co.	33,180	8,700,791
Rio Tinto Ltd. (Australia)	34,317	2,475,212
Rio Tinto PLC (Australia)	78,105	4,904,408
Royal Gold, Inc.(a)	5,520	586,942
Sibanye Stillwater Ltd. (South Africa)	933,579	1,433,223
Skeena Resources Ltd. (Canada)*	91,174	416,853
Snowline Gold Corp. (Canada)*	59,401	222,166
South32 Ltd. (Australia)	2,413,493	5,211,232
Southern Copper Corp. (Mexico)(a)	33,509	2,522,893
SSAB AB (Sweden) (Class A Stock)	109,646	617,853
Steel Dynamics, Inc.(a)	63,426	6,800,536
Teck Resources Ltd. (Canada) (Class B Stock)	94,184	4,058,389
voestalpine AG (Austria)	24,513	667,374
Warrior Met Coal, Inc.	45,480	2,323,118
Wesdome Gold Mines Ltd. (Canada)*	344,494	1,798,242
Wheaton Precious Metals Corp. (Brazil)	105,834	4,294,916
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	168,000	254,688
		228,243,159
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Franklin BSP Realty Trust, Inc.	150,610	1,994,077
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	42,397	898,816
PennyMac Mortgage Investment Trust(a)	147,046	1,823,370
		4,716,263
Multi-Utilities — 0.5%
Ameren Corp.(a)	75,147	5,623,250
CMS Energy Corp.	120,583	6,404,163
Dominion Energy, Inc.(a)	378,234	16,895,713
DTE Energy Co.(a)	31,126	3,090,189
Engie SA (France)	1,195,867	18,340,021
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
National Grid PLC (United Kingdom)	993,016	$11,875,828
Northwestern Energy Group, Inc.	31,495	1,513,650
		63,742,814
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	20,463	2,048,346
Derwent London PLC (United Kingdom)	26,881	630,232
Douglas Emmett, Inc.(a)	236,381	3,016,222
Gecina SA (France)	13,179	1,343,705
Great Portland Estates PLC (United Kingdom)	764,951	3,890,651
Kilroy Realty Corp.	52,914	1,672,612
SL Green Realty Corp.(a)	12,690	473,337
		13,075,105
Oil, Gas & Consumable Fuels — 2.7%
BP PLC (United Kingdom), ADR	113,378	4,389,996
Cameco Corp. (Canada)	101,974	4,042,249
Canadian Natural Resources Ltd. (Canada)	31,719	2,051,314
Cheniere Energy, Inc.	24,213	4,018,390
Chesapeake Energy Corp.(a)	73,621	6,348,339
Chevron Corp.	218,261	36,803,170
Comstock Resources, Inc.(a)	55,721	614,603
ConocoPhillips	261,864	31,371,307
Devon Energy Corp.	8,893	424,196
Diamondback Energy, Inc.(a)	47,367	7,336,201
EOG Resources, Inc.	127,003	16,098,900
EQT Corp.(a)	135,812	5,511,251
Equinor ASA (Norway)	786,645	25,779,969
Equitrans Midstream Corp.	89,764	841,089
Exxon Mobil Corp.	530,797	62,411,111
Galp Energia SGPS SA (Portugal)	118,129	1,749,741
Hess Corp.	92,518	14,155,254
Kosmos Energy Ltd. (Ghana)*(a)	663,873	5,430,481
Magnolia Oil & Gas Corp. (Class A Stock)(a)	151,801	3,477,761
Marathon Petroleum Corp.(a)	93,017	14,077,193
NAC Kazatomprom JSC (Kazakhstan), GDR	33,812	1,491,522
OMV AG (Austria)	33,339	1,592,423
Pioneer Natural Resources Co.	29,856	6,853,445
Range Resources Corp.	162,397	5,263,287
Shell PLC (Netherlands)	142,188	4,506,538
Shell PLC (Netherlands), ADR	199,791	12,862,545
SM Energy Co.	70,955	2,813,366
Southwestern Energy Co.*	610,038	3,934,745
Suncor Energy, Inc. (Canada) (NYSE)	90,296	3,104,376
Suncor Energy, Inc. (Canada) (XTSE)	91,143	3,134,393
Texas Pacific Land Corp.(a)	478	871,662
TotalEnergies SE (France)	480,240	31,575,473
Tourmaline Oil Corp. (Canada)	13,269	667,724
Valero Energy Corp.(a)	39,922	5,657,347
Whitecap Resources, Inc. (Canada)	147,391	1,244,671
Williams Cos., Inc. (The)	237,917	8,015,424
		340,521,456

A8

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Paper & Forest Products — 0.1%
Stora Enso OYJ (Finland) (Class R Stock)	648,994	$8,134,085
Suzano SA (Brazil)	110,833	1,192,438
West Fraser Timber Co. Ltd. (Canada) (XTSE)	15,047	1,092,424
West Fraser Timber Co. Ltd. (Canada) (NYSE)	51,852	3,761,344
		14,180,291
Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	18,400	682,272
Allegiant Travel Co.	20,069	1,542,503
Southwest Airlines Co.(a)	114,336	3,095,076
United Airlines Holdings, Inc.*	42,958	1,817,123
		7,136,974
Personal Care Products — 0.4%
elf Beauty, Inc.*	46,664	5,125,107
Kenvue, Inc.	577,027	11,586,702
L’Oreal SA (France)	33,418	13,848,824
Unilever PLC (United Kingdom)	535,770	26,502,829
		57,063,462
Pharmaceuticals — 2.8%
Arvinas, Inc.*(a)	43,724	858,739
Astellas Pharma, Inc. (Japan)	1,151,400	15,937,251
AstraZeneca PLC (United Kingdom), ADR	467,818	31,680,635
Bayer AG (Germany)	219,955	10,563,210
Bristol-Myers Squibb Co.	81,647	4,738,792
Elanco Animal Health, Inc.*	190,057	2,136,241
Eli Lilly & Co.	130,347	70,013,284
GSK PLC, ADR	224,728	8,146,390
Johnson & Johnson	223,123	34,751,407
Merck & Co., Inc.	257,613	26,521,258
Novartis AG (Switzerland)	246,347	25,159,085
Novo Nordisk A/S (Denmark), ADR(a)	99,786	9,074,539
Novo Nordisk A/S (Denmark) (Class B Stock)	210,847	19,197,886
Otsuka Holdings Co. Ltd. (Japan)	201,600	7,157,831
Pacira BioSciences, Inc.*(a)	27,471	842,810
Pfizer, Inc.	453,292	15,035,696
Pliant Therapeutics, Inc.*(a)	79,577	1,379,865
Roche Holding AG	86,518	23,619,511
Royalty Pharma PLC (Class A Stock)	43,491	1,180,346
Sanofi	263,897	28,336,009
Ventyx Biosciences, Inc.*(a)	46,772	1,624,392
Viatris, Inc.	871,485	8,592,842
Zoetis, Inc.(a)	94,835	16,499,393
		363,047,412
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	44,231	4,833,122
Broadridge Financial Solutions, Inc.	31,845	5,701,847
Equifax, Inc.	10,000	1,831,800
FTI Consulting, Inc.*	9,713	1,732,896
Huron Consulting Group, Inc.*	13,906	1,448,449
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Korn Ferry	12,882	$611,122
Paylocity Holding Corp.*(a)	10,209	1,854,975
Recruit Holdings Co. Ltd. (Japan)	264,200	8,083,208
SS&C Technologies Holdings, Inc.	64,706	3,399,653
TechnoPro Holdings, Inc. (Japan)	309,200	6,719,937
Teleperformance SE (France)	37,770	4,742,264
TransUnion(a)	43,604	3,130,331
Verra Mobility Corp.*(a)	97,413	1,821,623
		45,911,227
Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	36,431	2,690,794
CoStar Group, Inc.*	45,388	3,489,883
Howard Hughes Holdings, Inc.*	8,889	658,942
Katitas Co. Ltd. (Japan)	63,900	930,187
Kerry Properties Ltd. (Hong Kong)	280,000	474,855
LEG Immobilien SE (Germany)*	21,275	1,463,024
Mitsui Fudosan Co. Ltd. (Japan)	739,400	16,284,557
Opendoor Technologies, Inc.*(a)	214,696	566,797
Shurgard Self Storage Ltd. (Belgium), REIT	31,715	1,255,656
St. Joe Co. (The)	22,876	1,242,853
StorageVault Canada, Inc. (Canada)	180,696	601,322
Sun Hung Kai Properties Ltd. (Hong Kong)	184,666	1,970,378
Tokyo Tatemono Co. Ltd. (Japan)	52,500	725,875
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	374,000	1,441,373
		33,796,496
Residential REITs — 0.4%
American Homes 4 Rent (Class A Stock)	265,146	8,932,769
AvalonBay Communities, Inc.	62,920	10,805,881
Camden Property Trust	22,111	2,091,258
Canadian Apartment Properties REIT (Canada)	39,676	1,316,837
Equity LifeStyle Properties, Inc.(a)	197,706	12,595,849
Equity Residential	101,662	5,968,576
Essex Property Trust, Inc.	45,495	9,649,035
Sun Communities, Inc.	33,531	3,968,059
UNITE Group PLC (The) (United Kingdom)	90,536	987,029
		56,315,293
Retail REITs — 0.3%
Acadia Realty Trust	390,340	5,601,379
CapitaLand Integrated Commercial Trust (Singapore)	1,294,700	1,747,219
Federal Realty Investment Trust	3,604	326,630
Kimco Realty Corp.	55,754	980,713
Nexus Select Trust (India)*	381,981	569,987
Regency Centers Corp.	107,807	6,408,048
Scentre Group (Australia)	5,226,838	8,213,272
Simon Property Group, Inc.	107,151	11,575,522
		35,422,770

A9

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.*	87,100	$8,955,622
Analog Devices, Inc.	25,200	4,412,268
Applied Materials, Inc.	63,598	8,805,143
ASML Holding NV (Netherlands) (XAMS)	43,197	25,432,250
ASML Holding NV (Netherlands) (XNGS)	11,335	6,672,461
Broadcom, Inc.	80,854	67,155,715
Entegris, Inc.	81,737	7,675,922
First Solar, Inc.*	7,640	1,234,548
KLA Corp.	22,985	10,542,300
Lam Research Corp.	21,021	13,175,332
Lattice Semiconductor Corp.*(a)	57,481	4,939,342
MACOM Technology Solutions Holdings, Inc.*(a)	29,085	2,372,754
Marvell Technology, Inc.	185,766	10,055,514
MKS Instruments, Inc.	20,402	1,765,589
Monolithic Power Systems, Inc.(a)	8,617	3,981,054
NVIDIA Corp.	339,083	147,497,714
NXP Semiconductors NV (China)	83,788	16,750,897
ON Semiconductor Corp.*	182,518	16,965,048
QUALCOMM, Inc.	202,779	22,520,636
Renesas Electronics Corp. (Japan)*	412,300	6,297,866
Semtech Corp.*	89,927	2,315,620
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,685,749	27,488,235
Texas Instruments, Inc.	26,300	4,181,963
Tokyo Electron Ltd. (Japan)	75,700	10,340,035
		431,533,828
Software — 4.3%
Adobe, Inc.*	58,514	29,836,289
Appfolio, Inc. (Class A Stock)*	3,629	662,764
Atlassian Corp. (Class A Stock)*(a)	21,959	4,424,958
BILL Holdings, Inc.*	31,355	3,404,212
Cadence Design Systems, Inc.*	49,990	11,712,657
CommVault Systems, Inc.*	16,492	1,115,024
Confluent, Inc. (Class A Stock)*(a)	113,674	3,365,887
Crowdstrike Holdings, Inc. (Class A Stock)*	22,511	3,767,891
Datadog, Inc. (Class A Stock)*(a)	42,791	3,897,832
Descartes Systems Group, Inc. (The) (Canada)*(a)	59,197	4,343,876
DocuSign, Inc.*	305,645	12,837,090
Dynatrace, Inc.*	61,126	2,856,418
Fair Isaac Corp.*	4,656	4,043,876
Five9, Inc.*	20,236	1,301,175
Fortinet, Inc.*	121,682	7,140,300
Gen Digital, Inc.	404,698	7,155,061
HashiCorp, Inc. (Class A Stock)*(a)	75,789	1,730,263
HubSpot, Inc.*	7,376	3,632,680
Informatica, Inc. (Class A Stock)*(a)	43,640	919,495
Intuit, Inc.	46,276	23,644,259
Manhattan Associates, Inc.*	6,700	1,324,322
Microsoft Corp.	886,307	279,851,435
Palantir Technologies, Inc. (Class A Stock)*(a)	190,415	3,046,640
Palo Alto Networks, Inc.*(a)	22,460	5,265,522
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Procore Technologies, Inc.*(a)	36,355	$2,374,709
Roper Technologies, Inc.	37,873	18,341,136
Salesforce, Inc.*	182,039	36,913,868
Samsara, Inc. (Class A Stock)*(a)	145,151	3,659,257
SAP SE (Germany)	130,422	16,882,088
ServiceNow, Inc.*	10,479	5,857,342
Splunk, Inc.*	18,660	2,729,025
SPS Commerce, Inc.*(a)	8,880	1,515,017
Synopsys, Inc.*	33,834	15,528,791
VMware, Inc. (Class A Stock)*(a)	16,360	2,723,613
Workday, Inc. (Class A Stock)*(a)	31,144	6,691,288
Workiva, Inc.*(a)	9,364	948,948
Zoom Video Communications, Inc. (Class A Stock)*	43,652	3,053,021
Zscaler, Inc.*	60,645	9,435,755
		547,933,784
Specialized REITs — 0.7%
American Tower Corp.	91,832	15,101,772
Big Yellow Group PLC (United Kingdom)	54,454	620,526
Crown Castle, Inc.	34,632	3,187,183
CubeSmart	170,968	6,519,010
Equinix, Inc.	32,105	23,316,577
Extra Space Storage, Inc.	54,033	6,569,332
Gaming & Leisure Properties, Inc.	49,665	2,262,241
Lamar Advertising Co. (Class A Stock)(a)	9,800	818,006
PotlatchDeltic Corp.(a)	57,296	2,600,665
Public Storage	54,724	14,420,869
Rayonier, Inc.(a)	102,595	2,919,854
SBA Communications Corp.	25,997	5,203,820
Weyerhaeuser Co.	123,136	3,775,350
		87,315,205
Specialty Retail — 0.9%
Advance Auto Parts, Inc.(a)	11,325	633,407
AutoZone, Inc.*	3,488	8,859,485
Bath & Body Works, Inc.	51,600	1,744,080
Burlington Stores, Inc.*	48,964	6,624,829
Five Below, Inc.*(a)	17,755	2,856,780
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	30,528	2,762,784
GameStop Corp. (Class A Stock)*(a)	26,863	442,165
Home Depot, Inc. (The)	120,693	36,468,597
Kingfisher PLC (United Kingdom)	4,001,440	10,862,370
Lowe’s Cos., Inc.(a)	43,124	8,962,892
Monro, Inc.(a)	60,000	1,666,200
Murphy USA, Inc.	8,458	2,890,352
O’Reilly Automotive, Inc.*	10,960	9,961,106
Ross Stores, Inc.(a)	86,032	9,717,314
TJX Cos., Inc. (The)	109,069	9,694,053
Williams-Sonoma, Inc.(a)	6,380	991,452
Zalando SE (Germany), 144A*	143,478	3,187,843
		118,325,709

A10

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	1,635,605	$280,031,932
Dell Technologies, Inc. (Class C Stock)	19,754	1,361,051
Pure Storage, Inc. (Class A Stock)*	266,301	9,485,642
Samsung Electronics Co. Ltd. (South Korea)	357,954	18,096,054
Super Micro Computer, Inc.*(a)	8,765	2,403,538
Western Digital Corp.*	118,317	5,398,805
		316,777,022
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.*	3,164	1,626,581
Dr. Martens PLC (United Kingdom)	1,011,494	1,732,695
Kering SA (France)	19,225	8,735,131
Lululemon Athletica, Inc.*	23,373	9,012,863
Moncler SpA (Italy)	158,959	9,212,472
NIKE, Inc. (Class B Stock)	164,110	15,692,198
Samsonite International SA, 144A*	1,554,300	5,315,281
Steven Madden Ltd.(a)	53,076	1,686,224
		53,013,445
Tobacco — 0.2%
Altria Group, Inc.	108,923	4,580,212
Philip Morris International, Inc.	266,212	24,645,907
		29,226,119
Trading Companies & Distributors — 0.4%
Air Lease Corp.	55,918	2,203,728
Ashtead Group PLC (United Kingdom)	168,896	10,242,297
Bunzl PLC (United Kingdom)	217,036	7,729,474
Ferguson PLC	22,222	3,654,852
GMS, Inc.*	35,830	2,292,045
Mitsubishi Corp. (Japan)	194,000	9,244,165
Rush Enterprises, Inc. (Class A Stock)	77,715	3,173,104
SiteOne Landscape Supply, Inc.*(a)	21,453	3,506,493
Sumitomo Corp. (Japan)	502,600	10,030,856
United Rentals, Inc.(a)	2,546	1,131,875
		53,208,889
Water Utilities — 0.0%
California Water Service Group	31,814	1,505,120
Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	52,927	969,093
T-Mobile US, Inc.*	258,948	36,265,667
United States Cellular Corp.*	15,106	649,105
Vodafone Group PLC (United Kingdom), ADR	704,322	6,676,973
		44,560,838

Total Common Stocks (cost $6,338,724,291)		6,821,812,891
Preferred Stocks — 0.1%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	98,362	9,229,022
	Shares	Value

Preferred Stocks (continued)
Electric Utilities — 0.0%
NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25(a)	26,100	$987,363

Total Preferred Stocks (cost $9,725,762)		10,216,385

Units
Warrants* — 0.0%
Metals & Mining
Osisko Mining, Inc. (Canada), expiring 08/28/24	115,214	1
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.5%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class D
1.800%	12/18/25	1,210	1,171,484
Series 2021-01, Class C
0.890%	10/19/26	1,054	985,896
Series 2021-02, Class C
1.010%	01/19/27	1,825	1,678,270
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	685	632,303
Series 2023-01, Class C
5.190%	01/16/29	1,815	1,764,753
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	3,575	3,400,712
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	45	44,016
Exeter Automobile Receivables Trust,
Series 2022-03A, Class C
5.300%	09/15/27	1,470	1,448,150
Series 2023-01A, Class D
6.690%	06/15/29	250	248,543
Ford Credit Auto Lease Trust,
Series 2023-A, Class C
5.540%	12/15/26	2,780	2,715,596
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	2,090	2,008,976
Series 2020-02, Class C, 144A
1.740%	04/15/33	1,610	1,461,650
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,425	1,248,355
Series 2022-C, Class C
5.220%	03/15/30	580	565,379
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,585	2,503,696

A11

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
GM Financial Automobile Leasing Trust,
Series 2021-02, Class C
1.010%	05/20/25	135	$133,591
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	825	816,880
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	322	312,917
Santander Drive Auto Receivables Trust,
Series 2022-06, Class B
4.720%	06/15/27	2,400	2,353,997
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	610	594,540
			26,089,704
Collateralized Loan Obligations — 0.2%
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.778%(c)	07/20/34	1,755	1,742,726
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.710%(c)	01/15/35	3,940	3,909,470
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.758%(c)	07/20/34	820	816,210
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-35A, Class A1R, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.990%)
6.578%(c)	04/20/32	3,070	3,047,721
Series 2019-37A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.640%(c)	07/15/33	2,075	2,066,700
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.610%(c)	04/15/34	2,335	2,320,693
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.700%(c)	07/17/35	1,065	1,055,797
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.708%(c)	07/20/29	1,306	1,303,805
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.580%(c)	07/17/29	866	859,644
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.720%(c)	07/15/34	1,465	1,455,447
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.720%(c)	01/15/35	1,830	$1,819,820
Symphony CLO Ltd. (Cayman Islands),
Series 2018-20A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)
7.220%(c)	01/16/32	2,270	2,232,772
			22,630,805
Equipment — 0.0%
HPEFS Equipment Trust,
Series 2023-02A, Class B, 144A
6.250%	01/21/31	100	100,098
Series 2023-02A, Class C, 144A
6.480%	01/21/31	195	195,409
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	375	368,521
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	875	762,677
			1,426,705
Other — 0.1%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2023-01A, Class A2, 144A
7.824%	03/05/53	1,090	1,074,554
Driven Brands Funding LLC,
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	1,199	1,026,048
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	1,415	1,158,516
Elara HGV Timeshare Issuer LLC,
Series 2023-A, Class A, 144A
6.160%	02/25/38	930	930,841
Series 2023-A, Class B, 144A
6.530%	02/25/38	475	475,620
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	601	472,387
Hilton Grand Vacations Trust,
Series 2017-AA, Class A, 144A
2.660%	12/26/28	33	32,570
MVW LLC,
Series 2020-01A, Class A, 144A
1.740%	10/20/37	157	144,995
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	305	274,899
Series 2023-01A, Class A, 144A
4.930%	10/20/40	1,656	1,606,769
MVW Owner Trust,
Series 2017-01A, Class A, 144A
2.420%	12/20/34	319	311,165
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	355	353,269

A12

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Series 2023-03A, Class B, 144A
6.480%	07/20/29	420	$421,002
Series 2023-03A, Class C, 144A
6.740%	08/20/29	145	145,095
Progress Residential Trust,
Series 2023-SFR02, Class A, 144A
4.500%	10/17/28	1,300	1,219,994
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/15/49	1,665	1,620,509
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	1,258	1,030,797
Sierra Timeshare Receivables Funding LLC,
Series 2019-01A, Class A, 144A
3.200%	01/20/36	151	148,111
Verizon Master Trust,
Series 2023-01, Class C
4.980%	01/22/29	715	694,941
			13,142,082
Student Loans — 0.0%
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	886	847,775
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	644	616,865
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	363	333,894
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	514	457,337
Series 2021-B, Class A, 144A
1.310%	07/17/51	1,621	1,430,079
			3,685,950

Total Asset-Backed Securities (cost $69,874,019)			66,975,246
Commercial Mortgage-Backed Securities — 0.2%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.597%(c)	04/15/34	1,795	1,627,058
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	770	679,677
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month SOFR + 1.664% (Cap N/A, Floor 1.550%)
6.997%(c)	08/15/38	1,213	1,027,018
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month SOFR + 0.767% (Cap N/A, Floor 0.767%)
6.099%(c)	05/15/38	189	185,397
Series 2022-CSMO, Class B, 144A, 1 Month SOFR + 3.141% (Cap N/A, Floor 3.141%)
8.473%(c)	06/15/27	1,835	1,833,848
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust,
Series 2021-ARIA, Class B, 144A, 1 Month SOFR + 1.411% (Cap N/A, Floor 1.297%)
6.743%(c)	10/15/36	955	$923,531
Series 2021-MFM01, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.146%(c)	01/15/34	222	219,089
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	535	326,104
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
6.397%(c)	11/15/36	247	242,452
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month SOFR + 1.027% (Cap N/A, Floor 0.980%)
6.360%(c)	05/15/36	105	104,626
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	1,005	871,809
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.341%(cc)	05/25/52	700	636,784
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month SOFR + 1.448% (Cap N/A, Floor 1.334%)
6.780%(c)	12/15/36	1,215	1,202,689
Series 2019-WOLF, Class C, 144A, 1 Month SOFR + 1.747% (Cap N/A, Floor 1.633%)
7.079%(c)	12/15/36	1,130	1,116,409
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month SOFR + 1.714% (Cap N/A, Floor 1.600%)
7.047%(c)	05/15/26	1,210	1,017,737
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	647	579,065
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	1,000	28,511
Series 2022-OPO, Class C, 144A
3.565%(cc)	01/05/39	1,425	1,003,290
LUXE Trust,
Series 2021-TRIP, Class C, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)
7.204%(c)	10/15/38	1,935	1,890,181
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	440	404,310
Series 2019-NUGS, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 2.450%)
6.397%(c)	12/15/36	140	112,000
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month SOFR + 2.109% (Cap N/A, Floor 1.995%)
7.442%(c)	11/15/38	4,595	3,608,479

A13

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.247%(c)	04/15/36	105	$102,122
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
6.647%(c)	05/15/31	388	371,843

Total Commercial Mortgage-Backed Securities (cost $22,823,605)			20,114,029
Convertible Bonds — 0.0%
Auto Manufacturers — 0.0%
Rivian Automotive, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	03/15/29	564	822,172
Engineering & Construction — 0.0%
HTA Group Ltd. (Tanzania),
Gtd. Notes
2.875%	03/18/27	400	325,101
Internet — 0.0%
MercadoLibre, Inc. (Brazil),
Sr. Unsec’d. Notes
2.000%	08/15/28	246	714,968
Snap, Inc.,
Sr. Unsec’d. Notes
2.625%(s)	05/01/27	1,335	989,627
			1,704,595
Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26	545	329,003

Total Convertible Bonds (cost $3,235,227)			3,180,871
Corporate Bonds — 7.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29(a)	1,340	1,025,722
7.750%	04/15/28(a)	2,425	1,936,085
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	1,515	1,346,676
9.000%	09/15/28(a)	1,160	1,149,806
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	4,175	3,267,805
Lamar Media Corp.,
Gtd. Notes
4.875%	01/15/29(a)	1,931	1,752,123
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27(a)	1,055	933,279
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Advertising (cont’d.)
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29(a)	3,680	$2,973,192
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	2,748	2,681,866
			17,066,554
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.040%	05/01/27	1,190	1,162,848
5.805%	05/01/50	1,205	1,091,028
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27	2,535	2,379,151
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	2,135	2,105,777
6.750%	08/15/28	2,055	2,025,339
6.875%	12/15/30	2,510	2,459,609
			11,223,752
Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
7.079%	08/02/43	605	580,145
7.081%	08/02/53	940	887,090
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	268	241,336
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30(a)	1,785	1,691,298
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	810	776,930
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	117	102,553
			4,279,352
Airlines — 0.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	3,670	3,945,250
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	2,649	2,590,090
5.750%	04/20/29	3,085	2,865,193
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27(a)	428	424,314
SriLankan Airlines Ltd. (Sri Lanka),
Gov’t. Gtd. Notes
7.000%	06/25/24(d)	279	156,522

A14

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	2,030	$1,878,466
			11,859,835
Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	2,376	1,977,396
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	1,420	1,052,395
			3,029,791
Auto Manufacturers — 0.2%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.125%	01/19/28	260	253,187
Ford Motor Co.,
Sr. Unsec’d. Notes
6.100%	08/19/32(a)	3,170	2,987,246
9.625%	04/22/30	670	766,161
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.350%	11/04/27(a)	1,815	1,851,554
7.350%	03/06/30	600	607,458
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.500%	03/30/26	400	394,869
5.600%	03/30/28	775	757,344
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.500%	07/15/29	1,075	919,125
Sr. Unsec’d. Notes, 144A
5.875%	01/15/28	1,365	1,218,262
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	465	404,484
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC,
Sr. Sec’d. Notes, 144A, 6 Month LIBOR + 5.625% (Cap N/A, Floor 6.625%)
10.931%(c)	10/15/26(a)	4,784	4,811,099
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26	6,610	6,125,140
4.625%	11/13/25	930	906,792
4.750%	11/13/28	890	841,557
			22,844,278
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
8.250%	04/15/31(a)	3,830	3,835,745
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27(a)	1,950	1,934,693
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Sr. Sec’d. Notes, 144A
6.750%	05/15/28(a)		555	$541,819
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
8.500%	07/15/31	EUR	2,358	2,527,430
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		1,450	1,163,228
5.375%	11/15/27(a)		590	547,766
5.625%	06/15/28(a)		860	786,910
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	07/15/29(a)		910	785,505
5.250%	04/30/31(a)		1,345	1,131,722
5.250%	07/15/31(a)		1,670	1,371,295
5.625%	04/30/33(a)		655	536,987
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/21/33(a)		1,640	1,604,387
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		1,360	1,106,051
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
6.875%	04/14/28		255	249,657
7.125%	04/14/30		655	642,294
				18,765,489
Banks — 1.0%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.608%(ff)	09/13/29		430	428,226
Banca Transilvania SA (Romania),
Sr. Unsec’d. Notes, EMTN
8.875%(ff)	04/27/27	EUR	1,603	1,749,852
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
5.862%(ff)	09/14/26		1,200	1,186,024
Banco Davivienda SA (Colombia),
Jr. Sub. Notes, 144A
6.650%(ff)	04/22/31(oo)		2,100	1,412,250
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26		1,900	1,815,450
Banco General SA (Panama),
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31(oo)		620	548,700
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
7.625%(ff)	01/10/28(oo)		400	368,264
8.375%(ff)	10/14/30(oo)		1,025	974,970
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30		2,650	2,052,187

A15

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.177%	10/26/31	1,850	$1,541,291
Banco Santander SA (Spain),
Sub. Notes
6.921%	08/08/33	600	572,897
Bancolombia SA (Colombia),
Sub. Notes
4.625%(ff)	12/18/29	1,380	1,182,191
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A
3.466%(ff)	09/23/36	990	766,161
Sub. Notes, EMTN
3.733%(ff)	09/25/34	1,750	1,456,298
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26	1,036	953,120
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	1,764	1,416,414
5.819%(ff)	09/15/29	2,435	2,405,412
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	6,575	4,993,113
1.922%(ff)	10/24/31	3,151	2,376,736
2.496%(ff)	02/13/31	2,845	2,280,839
3.194%(ff)	07/23/30	570	487,080
3.248%	10/21/27	1,497	1,366,136
4.271%(ff)	07/23/29	799	736,009
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
6.224%(ff)	05/09/34	905	858,369
6.692%(ff)	09/13/34	1,885	1,834,808
Sub. Notes
4.836%	05/09/28	200	182,896
BBVA Bancomer SA (Mexico),
Sub. Notes
5.125%(ff)	01/18/33	2,200	1,887,160
5.350%(ff)	11/12/29	200	192,754
5.875%(ff)	09/13/34	1,050	919,380
Sub. Notes, 144A
8.450%(ff)	06/29/38	2,085	2,051,994
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	2,330	1,918,210
CaixaBank SA (Spain),
Sr. Unsec’d. Notes, 144A
6.208%(ff)	01/18/29	1,440	1,405,625
6.684%(ff)	09/13/27	1,175	1,174,379
6.840%(ff)	09/13/34	1,355	1,327,451
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26	2,106	2,010,525
5.610%(ff)	09/29/26	1,800	1,781,320
Sub. Notes
6.174%(ff)	05/25/34	565	541,701
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	865	$828,476
4.298%(ff)	04/01/28(a)	445	413,934
Sr. Unsec’d. Notes, 144A, MTN
3.773%(ff)	03/28/25(a)	1,260	1,240,417
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25(oo)	1,700	1,674,398
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25	270	256,267
2.550%	05/05/27	150	131,475
3.950%	03/14/28	458	417,105
4.772%(ff)	07/28/30	425	385,526
6.339%(ff)	07/27/29	665	656,474
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	1,660	1,453,219
1.948%(ff)	10/21/27	2,586	2,282,820
3.615%(ff)	03/15/28	1,615	1,490,422
3.691%(ff)	06/05/28	1,629	1,499,881
4.223%(ff)	05/01/29	3,587	3,319,594
4.482%(ff)	08/23/28(a)	1,755	1,660,519
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.041%(ff)	03/13/28	200	185,060
4.583%(ff)	06/19/29	1,280	1,184,817
4.755%(ff)	06/09/28	2,535	2,399,272
5.210%(ff)	08/11/28	1,470	1,415,574
6.254%(ff)	03/09/34	2,065	2,023,297
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.869%(ff)	03/28/26	330	318,244
6.114%(ff)	09/11/34	675	654,622
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
6.625%	06/20/33	1,190	1,117,731
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.083%(ff)	04/22/26	3,286	3,084,535
2.182%(ff)	06/01/28	2,135	1,867,925
2.522%(ff)	04/22/31	4,112	3,329,381
2.739%(ff)	10/15/30	1,449	1,211,370
Sub. Notes
2.956%(ff)	05/13/31	1,762	1,450,358
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
5.796%(ff)	01/19/29	2,065	2,013,228
6.324%(ff)	09/21/34	1,350	1,311,476
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	754	671,245
5.123%(ff)	02/01/29	1,915	1,844,984
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	3,950	3,223,301

A16

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
5.375%	09/22/27(a)		635	$617,918
Nova Kreditna Banka Maribor dd (Slovenia),
Sr. Unsec’d. Notes
7.375%(ff)	06/29/26	EUR	1,900	2,043,929
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30		450	364,609
6.037%(ff)	10/28/33		1,355	1,311,689
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28		495	429,616
6.499%(ff)	03/09/29		290	282,959
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26		3,560	3,227,067
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		990	882,813
2.608%(ff)	01/12/28		1,435	1,267,091
2.819%(ff)	01/30/26		1,336	1,268,051
3.971%(ff)	03/30/26		785	754,047
4.644%(ff)	04/01/31		630	566,219
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.123%(ff)	06/06/28		675	625,226
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25		910	875,693
4.550%	04/17/26		400	383,678
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		425	376,225
1.364%(ff)	01/30/27		1,035	917,764
2.193%(ff)	06/05/26		965	897,450
2.746%(ff)	02/11/33		744	560,802
5.711%(ff)	01/12/27		305	300,971
5.959%(ff)	01/12/34		890	854,474
6.301%(ff)	09/22/34		890	869,227
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26		998	936,876
3.068%(ff)	04/30/41		3,055	2,038,536
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		1,198	1,050,910
2.572%(ff)	02/11/31		4,560	3,686,220
2.879%(ff)	10/30/30		4,950	4,119,996
Sub. Notes, GMTN
4.300%	07/22/27		1,271	1,197,373
				130,880,568
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50		775	645,329
5.550%	01/23/49		2,406	2,310,564
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Triton Water Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	04/01/29	1,760	$1,439,947
			4,395,840
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43	200	186,039
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29	790	733,494
			919,533
Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29	700	662,025
PGT Innovations, Inc.,
Gtd. Notes, 144A
4.375%	10/01/29	2,000	1,846,338
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)	1,740	1,586,512
6.500%	03/15/27	2,000	1,956,869
			6,051,744
Chemicals — 0.1%
Avient Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	08/01/30(a)	1,370	1,345,789
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
7.250%	02/13/33	1,140	1,046,064
8.500%	01/12/31	660	652,163
Celanese US Holdings LLC,
Gtd. Notes
6.550%	11/15/30	225	220,147
6.700%	11/15/33(a)	685	666,834
ICL Group Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38	1,900	1,829,491
Kobe US Midco 2, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26	1,090	795,921
MEGlobal BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26	200	189,606
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30	260	257,390
Gtd. Notes, EMTN
5.875%	05/18/30	1,000	989,960
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	1,600	1,232,688

A17

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29(a)		1,675	$1,350,242
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27		1,130	1,035,208
7.375%	03/01/31(a)		1,415	1,366,524
Sr. Unsec’d. Notes, 144A
5.625%	08/15/29(a)		1,025	826,746
				13,804,773
Commercial Services — 0.3%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, 144A
6.500%	01/31/26	GBP	345	368,107
Abu Dhabi Ports Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
2.500%	05/06/31		2,000	1,626,460
Adani International Container Terminal Pvt Ltd. (India),
Sr. Sec’d. Notes
3.000%	02/16/31		932	699,959
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
6.125%	10/15/26(a)		1,590	1,500,388
Albion Financing 2 Sarl (Luxembourg),
Sr. Unsec’d. Notes, 144A
8.750%	04/15/27(a)		1,600	1,470,048
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		980	929,450
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,635	1,225,311
9.750%	07/15/27(a)		2,640	2,360,024
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,440	1,197,000
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.875%	07/18/29		2,225	2,016,684
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	12/15/27		975	944,386
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		1,085	1,016,769
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29		610	522,690
3.750%	10/01/30		350	293,497
4.500%	07/01/28		805	734,471
GTCR W-2 Merger Sub LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		3,405	3,409,307
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
International Container Terminal Services, Inc. (Philippines),
Sr. Unsec’d. Notes
4.750%	06/17/30	1,710	$1,600,987
Korn Ferry,
Gtd. Notes, 144A
4.625%	12/15/27	1,190	1,094,800
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	4,095	3,451,915
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A
9.290%	04/15/29	2,374	2,151,577
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	1,530	1,485,695
PROG Holdings, Inc.,
Gtd. Notes, 144A
6.000%	11/15/29	635	554,322
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes
5.750%	10/10/36	418	345,190
Sr. Sec’d. Notes, 144A
5.750%	10/10/36	432	356,697
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	1,130	911,818
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	10/01/31	1,566	1,557,450
			33,825,002
Computers — 0.0%
Booz Allen Hamilton, Inc.,
Gtd. Notes
5.950%	08/04/33	535	520,002
Lenovo Group Ltd. (China),
Sr. Unsec’d. Notes
3.421%	11/02/30	800	651,160
Sr. Unsec’d. Notes, 144A
3.421%	11/02/30(a)	555	451,742
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28(a)	2,395	2,287,101
			3,910,005
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	40	35,453
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,910	1,632,504
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	915	926,437

A18

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale (cont’d.)
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	450	$448,965
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	1,950	1,925,081
			4,968,440
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,440	1,289,962
3.300%	01/30/32	990	785,833
4.625%	10/15/27	355	332,171
4.875%	01/16/24	665	662,385
AG Issuer LLC,
Sr. Sec’d. Notes, 144A
6.250%	03/01/28	1,045	976,346
AG TTMT Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
8.625%	09/30/27	895	901,465
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.750%	06/09/27(a)	3,345	3,080,310
Aretec Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/29(a)	3,905	3,429,765
At Home Cayman (Cayman Islands),
Sr. Sec’d. Notes, 144A
11.500%	05/12/28	474	403,242
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	770	644,106
5.247%(ff)	07/26/30	425	392,638
5.468%(ff)	02/01/29	800	760,285
Sub. Notes
2.359%(ff)	07/29/32	700	476,987
Enact Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/25	1,990	1,961,731
Hightower Holding LLC,
Gtd. Notes, 144A
6.750%	04/15/29	1,630	1,400,496
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40(a)	777	507,435
4.350%	06/15/29	625	587,819
Jane Street Group/JSG Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	11/15/29	3,015	2,586,241
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.375%	05/15/31	280	238,780
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31	1,365	1,092,587
3.200%	04/06/41	480	330,646
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Gtd. Notes, 144A, MTN
2.000%	04/06/28	1,810	$1,528,899
Midcap Financial Issuer Trust,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/30	965	752,333
6.500%	05/01/28	1,295	1,123,412
Nasdaq, Inc.,
Sr. Unsec’d. Notes
6.100%	06/28/63	350	324,089
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28	1,340	1,139,000
5.000%	03/15/27(a)	960	862,921
5.500%	03/15/29	1,795	1,507,936
6.750%	06/15/26(a)	1,200	1,160,052
9.375%	07/25/30	1,420	1,399,751
OneMain Finance Corp.,
Gtd. Notes
3.500%	01/15/27	1,155	989,054
6.625%	01/15/28	1,480	1,363,380
9.000%	01/15/29(a)	1,430	1,424,312
Osaic Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	08/01/27(a)	610	613,026
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
5.375%	10/15/25(a)	1,070	1,018,034
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.750%	06/15/27	1,415	1,280,376
			39,327,805
Electric — 0.5%
AES Andes SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79	825	776,119
7.125%(ff)	03/26/79	1,800	1,704,924
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.400%	06/01/53	595	545,443
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18(d)	900	1,337
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	395	356,219
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	675	546,597
5.125%	03/15/28(a)	2,460	2,190,698
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	1,067	992,397
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34(a)	500	444,250

A19

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28	590	$586,446
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/52	2,560	2,124,996
6.100%	09/15/53	1,720	1,668,383
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	495	452,534
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	593	576,863
4.950%	04/15/25	64	62,684
EDP Finance BV (Portugal),
Gtd. Notes, 144A
6.300%	10/11/27	405	410,127
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
7.100%	10/14/27	1,640	1,697,434
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.800%	10/14/25	320	324,162
Exelon Corp.,
Sr. Unsec’d. Notes
5.600%	03/15/53	935	851,170
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33	1,305	1,225,263
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
5.625%	04/01/53	110	103,418
Infraestructura Energetica Nova SAPI de CV (Mexico),
Sr. Unsec’d. Notes
4.750%	01/15/51	925	654,206
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48(a)	700	508,396
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25	2,000	1,903,480
MidAmerican Energy Co.,
First Mortgage
5.850%	09/15/54	480	473,131
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes
5.625%	08/10/37	2,850	2,173,837
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	350	316,697
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	525	475,046
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	1,250	967,004
3.000%	01/15/52	1,215	714,868
5.000%	07/15/32	380	355,374
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
5.250%	02/28/53	510	$441,304
5.749%	09/01/25	830	827,545
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	58	55,484
4.500%	09/15/27(a)	2,580	2,336,583
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32(a)	1,980	1,485,046
Oryx Funding Ltd. (Oman),
Gtd. Notes
5.800%	02/03/31	800	763,672
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	727	620,785
2.500%	02/01/31	1,461	1,109,418
3.950%	12/01/47	740	472,574
4.550%	07/01/30	1,436	1,267,561
5.900%	06/15/32	235	218,744
6.700%	04/01/53	430	402,963
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	2,280	2,286,663
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	295	256,644
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29	1,565	1,386,465
Sr. Unsec’d. Notes, EMTN
6.150%	05/21/48	300	266,196
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	3,860	3,495,272
5.250%	07/01/30(a)	1,895	1,649,509
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28	570	499,917
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36	1,640	1,624,190
Sempra,
Sr. Unsec’d. Notes
3.700%	04/01/29	430	386,750
Southern California Edison Co.,
First Mortgage
5.700%	03/01/53	645	589,810
First Mortgage, Series D
4.700%	06/01/27	1,015	983,672
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33	1,960	1,850,581
5.700%	03/15/34	900	882,828
Talen Energy Supply LLC,
Sr. Sec’d. Notes, 144A
8.625%	06/01/30	1,880	1,930,153

A20

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Terraform Global Operating LP,
Gtd. Notes, 144A
6.125%	03/01/26		2,895	$2,840,091
TransAlta Corp. (Canada),
Sr. Unsec’d. Notes
7.750%	11/15/29		600	607,500
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		3,640	3,348,184
8.000%(ff)	10/15/26(a)(oo)		2,375	2,279,263
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
5.125%	05/13/25		1,470	1,433,171
6.950%	10/15/33		515	504,193
Sr. Unsec’d. Notes, 144A
7.750%	10/15/31		2,110	2,078,712
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30		1,515	1,308,458
				68,673,404
Electronics — 0.0%
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29(a)		2,260	1,950,900
5.875%	09/01/30		1,385	1,292,205
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		1,965	1,587,977
				4,831,082
Energy-Alternate Sources — 0.0%
Greenko Power II Ltd. (India),
Sr. Sec’d. Notes
4.300%	12/13/28		1,345	1,150,709
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.750%	01/15/30		780	665,822
5.000%	01/31/28		2,700	2,450,482
				4,267,013
Engineering & Construction — 0.0%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes, 144A
4.000%	08/11/41		560	434,336
HTA Group Ltd. (Tanzania),
Gtd. Notes, 144A
7.000%	12/18/25		870	836,966
				1,271,302
Entertainment — 0.3%
Banijay Entertainment SASU (France),
Sr. Sec’d. Notes, 144A
7.000%	05/01/29	EUR	575	602,765
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		2,535	$2,465,366
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27		480	482,298
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		990	950,855
CDI Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30		3,855	3,483,628
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
6.500%	10/01/28		655	620,853
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31		1,230	1,163,786
Cinemark USA, Inc.,
Gtd. Notes, 144A
5.250%	07/15/28(a)		3,170	2,814,531
5.875%	03/15/26(a)		675	650,944
Cirsa Finance International Sarl (Spain),
Sr. Sec’d. Notes, 144A
7.875%	07/31/28	EUR	705	748,990
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26(a)		2,120	1,993,733
Light & Wonder International, Inc.,
Gtd. Notes, 144A
7.250%	11/15/29		1,715	1,680,104
7.500%	09/01/31		225	222,440
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27(a)		1,525	1,396,916
Lottomatica SpA/Roma (Italy),
Sr. Sec’d. Notes, 144A
7.125%	06/01/28	EUR	765	824,972
Merlin Entertainments Ltd. (United Kingdom),
Sec’d. Notes, 144A
5.750%	06/15/26		950	915,800
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27		1,490	1,385,700
Ontario Gaming GTA LP (Canada),
Sr. Sec’d. Notes, 144A
8.000%	08/01/30(a)		685	679,863
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
Sr. Sec’d. Notes, 144A
4.875%	11/01/26		735	685,793
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)		1,335	1,152,068
SeaWorld Parks & Entertainment, Inc.,
Gtd. Notes, 144A
5.250%	08/15/29(a)		3,235	2,840,329

A21

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.500%	04/15/27	2,395	$2,217,530
7.250%	05/15/31(a)	1,110	1,042,955
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25	615	612,179
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27(a)	2,600	2,399,952
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.750%	12/01/29(a)	1,160	974,404
			35,008,754
Environmental Control — 0.0%
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29	705	567,409
Foods — 0.1%
Agrosuper SA (Chile),
Sr. Unsec’d. Notes, 144A
4.600%	01/20/32	1,500	1,202,025
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.625%	01/15/27	390	368,452
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	605	593,499
Sr. Sec’d. Notes, 144A
8.000%	09/15/28	870	871,125
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	1,185	1,174,646
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/20/33	2,460	2,323,179
Sysco Corp.,
Gtd. Notes
2.450%	12/14/31	460	359,674
3.150%	12/14/51	2,580	1,583,307
			8,475,907
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
5.150%	01/29/50	1,500	1,157,250
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	1,200	1,024,710
			2,181,960
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	410	397,821
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
9.375%	06/01/28	450	$456,071
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
6.119%	07/20/53	430	406,107
NiSource, Inc.,
Sr. Unsec’d. Notes
5.250%	03/30/28	255	249,921
			1,509,920
Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28(a)	2,630	2,397,990
Bausch & Lomb Escrow Corp.,
Sr. Sec’d. Notes, 144A
8.375%	10/01/28	1,165	1,167,653
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	1,265	1,068,846
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	2,940	2,541,565
Revvity, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28(a)	1,129	937,375
2.250%	09/15/31	614	466,769
3.300%	09/15/29(a)	480	415,695
			8,995,893
Healthcare-Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.000%	04/15/29	790	710,551
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30(a)	4,835	3,899,063
4.250%	12/15/27	30	27,637
4.625%	12/15/29	1,265	1,141,081
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.000%	03/15/31(a)	1,275	1,078,148
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
6.125%	04/01/30	720	369,106
6.875%	04/15/29	3,125	1,664,851
Sr. Sec’d. Notes, 144A
5.250%	05/15/30	1,380	1,051,429
6.000%	01/15/29	1,065	863,022
8.000%	03/15/26	154	146,806
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53	630	558,885
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31	605	462,560
3.125%	03/15/27	680	617,335

A22

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
3.375%	03/15/29	275	$241,019
3.500%	09/01/30	2,770	2,346,722
5.375%	09/01/26	1,545	1,516,657
5.875%	02/15/26	230	228,811
HealthEquity, Inc.,
Gtd. Notes, 144A
4.500%	10/01/29	610	525,549
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	1,033	977,485
5.500%	03/15/53	2,605	2,368,611
IQVIA, Inc.,
Gtd. Notes, 144A
6.500%	05/15/30(a)	630	618,533
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	08/15/30	1,031	998,987
11.000%	10/15/30	1,435	1,435,000
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28	870	779,134
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	606	587,940
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26	3,635	3,551,546
St. Joseph’s University Medical Center, Inc.,
Sec’d. Notes
4.584%	07/01/27	2,700	2,505,735
Star Parent, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	10/01/30	850	858,967
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
10.000%	04/15/27(a)	1,043	1,055,058
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	400	383,651
5.547%	08/15/53	360	345,233
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)	1,595	1,496,876
Sr. Sec’d. Notes
4.375%	01/15/30	2,365	2,037,027
6.125%	06/15/30(a)	1,275	1,197,698
Sr. Sec’d. Notes, 144A
6.750%	05/15/31	915	883,082
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	799	542,281
4.500%	04/15/33	1,225	1,132,999
5.050%	04/15/53(a)	3,660	3,275,968
5.875%	02/15/53	1,985	1,992,955
			46,473,998
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	08/01/29	680	$572,090
7.000%	11/15/25(a)	895	866,437
10.125%	08/01/26(a)	3,318	3,392,492
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	272	240,641
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
5.875%	11/01/29(a)	2,030	1,762,595
6.750%	10/15/27(a)	5,410	5,042,093
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	1,245	1,089,752
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	450	375,025
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29	985	850,738
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.500%	01/15/51	1,770	1,019,378
2.850%	10/15/50	540	334,889
3.850%	03/15/52	545	407,922
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25(a)	690	676,410
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29	1,285	1,153,333
3.900%	04/05/32	455	382,009
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	4,521	4,204,027
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27(a)	2,195	2,157,430
HUB International Ltd.,
Gtd. Notes, 144A
7.000%	05/01/26(a)	535	533,809
Sr. Sec’d. Notes, 144A
7.250%	06/15/30(a)	4,515	4,493,438
Sr. Unsec’d. Notes, 144A
5.625%	12/01/29(a)	3,490	3,037,230
Jones Deslauriers Insurance Management, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.500%	03/15/30	3,295	3,303,007
Sr. Unsec’d. Notes, 144A
10.500%	12/15/30	1,165	1,182,475
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	592	473,775
5.700%	09/15/53(a)	1,485	1,434,301

A23

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	705	$666,129
Ryan Specialty LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/01/30	780	680,075
			40,331,500
Internet — 0.1%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.750%	09/30/27	1,765	1,729,296
7.125%	09/30/30(a)	2,175	2,144,807
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27	825	778,848
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
3.625%	10/01/31(a)	2,670	2,105,165
4.625%	06/01/28(a)	1,420	1,273,801
5.000%	12/15/27	675	622,048
5.625%	02/15/29	1,350	1,245,375
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.600%	05/15/53	1,835	1,737,926
			11,637,266
Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
5.125%	02/14/53	2,522	2,042,871
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	525	461,777
6.250%	05/15/26	590	548,440
			3,053,088
Iron/Steel — 0.1%
ATI, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/31	1,545	1,331,796
5.875%	12/01/27(a)	2,480	2,355,435
7.250%	08/15/30	725	720,250
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28	441	426,621
7.625%	03/15/30	1,155	1,159,283
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	735	742,350
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28	250	248,447
			6,984,182
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time — 0.2%
Acushnet Co.,
Sr. Unsec’d. Notes, 144A
7.375%	10/15/28	420	$423,368
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	1,615	1,455,519
6.000%	05/01/29	105	89,381
7.625%	03/01/26(a)	1,830	1,780,041
10.500%	06/01/30	2,185	2,242,356
Sec’d. Notes, 144A
9.875%	08/01/27	825	861,094
Sr. Sec’d. Notes, 144A
7.000%	08/15/29	1,100	1,080,750
Life Time, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26(a)	1,170	1,147,279
Sr. Sec’d. Notes, 144A
5.750%	01/15/26	1,480	1,432,516
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	2,645	2,433,400
Sr. Sec’d. Notes, 144A
8.375%	02/01/28(a)	695	702,381
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29	1,530	1,419,075
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28(a)	1,045	927,438
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
8.250%	01/15/29	835	861,662
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	2,045	1,886,512
5.500%	04/01/28	625	571,484
11.625%	08/15/27(a)	1,060	1,146,787
			20,461,043
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.000%	05/01/31	3,070	2,576,671
5.750%	05/01/28	515	496,964
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)	100	95,124
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	792	720,597
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	295	281,176
5.000%	10/15/27	1,065	1,036,434
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	10/01/27(a)	600	533,046
			5,740,012

A24

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.1%
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	1,390	$1,074,349
GrafTech Global Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	12/15/28(a)	795	754,048
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29	1,550	1,355,795
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	200	200,500
TK Elevator Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28(a)	3,100	2,836,500
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	3,015	2,754,956
			8,976,148
Media — 0.4%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	5,220	4,443,525
5.750%	08/15/29(a)	1,590	1,303,800
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34	825	608,332
4.500%	06/01/33	1,000	765,044
6.375%	09/01/29(a)	1,800	1,675,612
7.375%	03/01/31	805	777,924
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	155	107,952
5.250%	04/01/53	300	224,249
5.375%	05/01/47	100	76,289
5.750%	04/01/48	205	163,737
6.484%	10/23/45	419	365,445
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	3,295	2,781,718
3.900%	03/01/38	731	593,478
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	2,850	2,361,855
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27	1,755	1,552,351
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28(a)	1,470	928,796
7.750%	07/01/26	1,985	1,487,124
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	1,095	930,544
5.750%	12/01/28	1,265	972,148
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	525	$526,807
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28	3,788	3,280,693
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30	3,875	3,205,981
5.500%	01/14/32	1,150	940,999
Sr. Unsec’d. Notes, 144A
5.500%	01/14/32	600	490,956
Gray Escrow II, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31	1,070	698,372
Gray Television, Inc.,
Gtd. Notes, 144A
7.000%	05/15/27(a)	1,005	862,171
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	3,627	2,600,223
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
5.125%	07/15/29	2,250	1,802,542
6.750%	10/15/27	1,344	1,234,464
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	630	584,695
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27(a)	1,380	1,017,658
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.875%	09/01/31(a)	315	238,578
4.000%	07/15/28	3,080	2,629,103
4.125%	07/01/30(a)	1,500	1,200,965
5.000%	08/01/27(a)	1,513	1,381,888
Telenet Finance Luxembourg Notes Sarl (Belgium),
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	1,000	900,000
Townsquare Media, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/26(a)	2,095	1,970,226
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/01/27	2,320	2,158,450
7.375%	06/30/30(a)	545	498,353
8.000%	08/15/28(a)	1,175	1,132,548
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.000%	07/15/30	525	414,094
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30(a)	1,280	1,056,000
5.500%	05/15/29	690	613,403

A25

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	680	$472,592
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
5.125%	02/28/30	810	603,920
			54,635,604
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
6.375%	06/15/30(a)	2,805	2,692,058
Mining — 0.1%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27	910	864,867
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	760	756,042
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.500%	09/08/53	345	329,155
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.150%	01/14/30	555	469,053
3.700%	01/30/50	245	158,635
5.125%	02/02/33	640	589,850
ERO Copper Corp. (Brazil),
Gtd. Notes, 144A
6.500%	02/15/30	436	376,329
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27	497	449,785
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	1,380	1,335,332
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	08/06/50	260	193,916
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	1,360	1,178,227
			6,701,191
Miscellaneous Manufacturing — 0.0%
Gates Global LLC/Gates Corp.,
Gtd. Notes, 144A
6.250%	01/15/26(a)	945	922,089
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31(a)	2,365	1,893,614
			2,815,703
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National — 0.0%
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
3.625%(s)	03/31/27	1,500	$1,338,873
Oil & Gas — 0.7%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	2,315	2,295,062
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	925	851,271
7.625%	02/01/29	150	151,928
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29	520	489,139
Chord Energy Corp.,
Gtd. Notes, 144A
6.375%	06/01/26	1,055	1,035,058
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	580	590,085
8.750%	07/01/31(a)	885	905,919
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	750	648,466
6.750%	03/01/29(a)	3,195	2,939,826
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	11/05/23(oo)	620	617,049
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26	2,330	2,283,557
9.250%	02/15/28	1,965	2,006,142
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	1,440	1,440,144
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/53	595	567,627
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	1,670	1,274,961
5.875%	05/28/45	360	237,186
6.875%	04/29/30	250	227,250
8.875%	01/13/33	420	409,174
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,220	1,176,887
Gulfport Energy Corp.,
Gtd. Notes, 144A
8.000%	05/17/26	920	921,013
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	1,585	1,433,775
6.000%	04/15/30	515	463,566
6.000%	02/01/31	1,420	1,249,148
6.250%	04/15/32	500	443,813

A26

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		2,050	$1,533,359
Kosmos Energy Ltd. (Ghana),
Gtd. Notes
7.125%	04/04/26		800	751,376
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		1,500	1,456,905
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26		3,020	2,917,105
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.875%	09/15/31		1,440	1,556,639
7.950%	06/15/39		290	313,782
8.875%	07/15/30		1,560	1,750,182
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43		1,225	1,067,122
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27(d)		5,670	320,355
6.000%	05/16/24(d)		19,015	1,036,317
6.000%	11/15/26(d)		5,119	289,224
9.000%	11/17/21(d)		37,670	2,128,355
9.750%	05/17/35(d)		1,091	61,642
12.750%	02/17/22(d)		5,195	293,517
Sr. Sec’d. Notes
8.500%	10/27/20(d)		2,475	1,188,000
Sr. Sec’d. Notes, 144A
8.500%	10/27/20(d)		1,075	516,240
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		4,675	4,158,553
5.950%	01/28/31		900	640,800
6.500%	03/13/27		2,325	2,038,827
6.500%	06/02/41		6,167	3,689,809
Gtd. Notes, MTN
8.750%	06/02/29(a)		4,738	4,179,342
Gtd. Notes, Series 2013-2
7.190%	09/12/24	MXN	3,700	200,175
Sr. Unsec’d. Notes, 144A
10.000%	02/07/33		1,500	1,332,000
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
5.100%	03/29/26		430	424,459
QatarEnergy (Qatar),
Sr. Unsec’d. Notes
2.250%	07/12/31		600	479,706
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31		1,330	1,063,348
3.125%	07/12/41		2,565	1,765,105
Range Resources Corp.,
Gtd. Notes
8.250%	01/15/29(a)		1,295	1,330,120
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Gtd. Notes, 144A
4.750%	02/15/30(a)	1,565	$1,387,200
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
2.875%	01/12/32(a)	2,250	1,788,165
Rockcliff Energy II LLC,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/29	845	760,502
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29	1,100	989,230
4.250%	04/16/39	4,000	3,241,440
Seadrill Finance Ltd. (Norway),
Sec’d. Notes, 144A
8.375%	08/01/30	2,783	2,824,745
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	3,200	2,745,188
8.375%	09/15/28(a)	1,000	1,032,788
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49(a)	610	350,597
Gtd. Notes, EMTN
3.500%	10/17/49	2,925	1,681,144
Transocean Aquila Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/30/28	385	385,000
Transocean, Inc.,
Gtd. Notes, 144A
11.500%	01/30/27	438	459,352
Sr. Sec’d. Notes, 144A
8.750%	02/15/30(a)	1,274	1,302,614
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	1,170	1,167,075
Vermilion Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	05/01/30(a)	1,385	1,310,556
			84,566,006
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	06/15/27(a)	1,490	1,426,675
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)	850	826,625
6.875%	03/15/28	2,400	2,409,251
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26	955	913,219
5.375%	01/15/28	2,395	2,211,902
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	85	86,504

A27

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30(a)	1,095	$914,657
Sealed Air Corp.,
Gtd. Notes, 144A
5.000%	04/15/29(a)	930	837,024
6.875%	07/15/33	440	427,499
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	485	469,525
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	410	427,978
			10,950,859
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	2,765	2,439,533
4.250%	11/14/28	5,886	5,592,501
4.250%	11/21/49	2,220	1,758,288
4.550%	03/15/35	506	460,261
4.875%	11/14/48	2,030	1,775,437
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	2,481	2,086,246
3.700%	06/06/27	975	913,806
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	420	367,388
5.050%	03/25/48	854	709,481
5.125%	07/20/45	65	54,678
5.625%	02/21/53	1,230	1,099,607
5.875%	06/01/53	1,370	1,268,202
Merck & Co., Inc.,
Sr. Unsec’d. Notes
5.000%	05/17/53	830	756,333
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33	810	767,400
5.300%	05/19/53	795	735,719
5.340%	05/19/63	1,230	1,119,965
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
4.750%	05/09/27	1,325	1,213,051
6.750%	03/01/28(a)	935	920,648
7.875%	09/15/29	3,220	3,259,735
8.125%	09/15/31	1,130	1,160,962
			28,459,241
Pipelines — 0.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	730	605,463
4.450%	07/15/27	345	324,780
5.950%	06/01/26	3,217	3,198,480
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	524	$508,978
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32(a)	2,035	1,617,490
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.042%	08/15/28	825	821,015
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
6.000%	02/01/29	160	154,403
7.375%	02/01/31(a)	1,100	1,120,159
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30	640	708,454
Gtd. Notes, 144A
6.750%	09/15/37	495	501,912
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	653	620,198
5.550%	02/15/28	1,190	1,169,592
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	615	392,298
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	5,280	4,948,352
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26	1,715	1,695,333
Northriver Midstream Finance LP (Canada),
Sr. Sec’d. Notes, 144A
5.625%	02/15/26	915	869,250
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	585	557,162
6.000%	06/01/26(a)	880	854,992
ONEOK, Inc.,
Gtd. Notes
5.800%	11/01/30	470	459,947
6.050%	09/01/33	690	678,099
6.625%	09/01/53	1,405	1,374,916
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,000	910,451
6.000%	03/01/27	1,300	1,225,645
6.000%	12/31/30	1,475	1,301,992
7.500%	10/01/25	1,485	1,481,368
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	930	780,914
5.500%	03/01/30	1,875	1,753,486
6.875%	01/15/29	317	317,411

A28

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48	199	$156,780
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	11/01/33	1,175	912,243
6.250%	01/15/30	2,170	2,069,432
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	06/01/28	2,315	2,292,474
8.375%	06/01/31	5,090	5,017,962
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	1,885	1,753,570
5.400%	03/04/44	155	133,816
			43,288,817
Real Estate — 0.0%
CBRE Services, Inc.,
Gtd. Notes
5.950%	08/15/34(a)	1,210	1,141,471
Cushman & Wakefield US Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28(a)	1,245	1,148,012
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	675	539,756
5.375%	08/01/28	2,120	1,867,620
			4,696,859
Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31	712	593,004
3.950%	01/15/27	1,774	1,665,121
Apollo Commercial Real Estate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	06/15/29	1,025	774,315
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	885	850,718
3.900%	03/15/27	2,823	2,599,274
4.050%	07/01/30	394	344,046
4.125%	06/15/26	1,643	1,548,398
4.125%	05/15/29	1,764	1,570,512
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.250%	01/15/31	701	544,169
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27(a)	1,114	1,028,813
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	463	449,994
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
6.000%	04/15/25(a)	2,035	$1,980,240
Healthcare Realty Holdings LP,
Gtd. Notes
2.050%	03/15/31	660	476,820
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31	245	198,719
3.500%	07/15/29	284	250,184
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25	1,669	1,597,549
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27(a)	695	685,642
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	1,275	969,062
Public Storage Operating Co.,
Gtd. Notes
5.350%	08/01/53	270	246,015
Realty Income Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/27	478	447,244
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27(a)	1,565	1,434,288
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	670	579,464
2.836%	01/15/50	1,375	1,316,068
Service Properties Trust,
Gtd. Notes
7.500%	09/15/25	918	900,968
Sr. Unsec’d. Notes
4.350%	10/01/24	555	532,537
4.500%	03/15/25	930	869,188
			24,452,352
Retail — 0.2%
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28	1,595	640,065
Sr. Sec’d. Notes, 144A, Cash coupon 7.125%
7.125%	05/12/28	979	469,702
Bath & Body Works, Inc.,
Gtd. Notes
6.694%	01/15/27	1,080	1,047,420
Gtd. Notes, 144A
6.625%	10/01/30(a)	855	800,741
9.375%	07/01/25(a)	1,436	1,491,089
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	08/01/30	755	732,404

A29

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Dave & Buster’s, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	11/01/25	1,815	$1,815,611
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25	940	922,375
8.500%	10/30/25	1,831	1,797,518
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	04/01/26	2,905	2,723,359
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	770	568,224
5.625%	04/15/53(a)	450	409,035
5.750%	07/01/53	445	415,303
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.450%	08/14/53(a)	3,050	2,856,429
Papa John’s International, Inc.,
Gtd. Notes, 144A
3.875%	09/15/29(a)	3,952	3,259,611
PetSmart, Inc./PetSmart Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/29(a)	1,775	1,654,721
QVC, Inc.,
Sr. Sec’d. Notes
4.450%	02/15/25(a)	1,315	1,149,779
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	1,746	1,332,691
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43	1,309	1,148,281
6.875%	11/15/37	314	318,214
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	445	399,493
			25,952,065
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
2.972%(ff)	02/16/28	630	563,304
Semiconductors — 0.0%
Entegris Escrow Corp.,
Gtd. Notes, 144A
5.950%	06/15/30(a)	2,805	2,593,976
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30(a)	1,395	1,270,459
6.750%	11/01/29	610	620,117
			4,484,552
Software — 0.3%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	3,855	3,219,271
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	1,565	$1,409,763
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	2,471	2,465,273
Sr. Sec’d. Notes, 144A
7.125%	10/02/25	340	338,509
Capstone Borrower, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/30(a)	1,985	1,937,612
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/29	910	909,375
Central Parent, Inc./CDK Global, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/29(a)	2,710	2,626,645
Cloud Software Group, Inc.,
Sec’d. Notes, 144A
9.000%	09/30/29(a)	4,125	3,594,813
Sr. Sec’d. Notes, 144A
6.500%	03/31/29	3,515	3,090,307
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A
5.000%	12/15/29(a)	1,320	1,138,868
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	06/15/28	4,565	4,079,221
Intuit, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/53	675	646,941
MSCI, Inc.,
Gtd. Notes, 144A
3.250%	08/15/33	2,330	1,793,537
3.625%	09/01/30	300	251,335
4.000%	11/15/29	570	500,595
Playtika Holding Corp.,
Gtd. Notes, 144A
4.250%	03/15/29	625	523,285
ROBLOX Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/30(a)	980	787,092
Twilio, Inc.,
Gtd. Notes
3.625%	03/15/29(a)	1,020	852,119
3.875%	03/15/31(a)	1,890	1,537,709
			31,702,270
Telecommunications — 0.4%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28	2,245	1,078,745
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	4,820	2,994,425

A30

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29	2,330	$1,654,300
AT&T, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/31	1,127	902,783
3.500%	09/15/53	2,415	1,492,121
C&W Senior Financing DAC (Panama),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	1,350	1,182,424
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	2,285	2,127,129
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	1,575	1,501,573
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
3.000%	07/23/35	2,300	1,654,091
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	2,065	1,765,244
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	1,010	944,350
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30(a)	590	523,625
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31	1,095	911,117
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec’d. Notes
6.625%	04/24/28	1,032	1,052,206
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.200%	03/15/27	545	498,713
3.800%	03/15/32	850	705,992
4.350%	05/01/49	105	74,303
4.550%	03/15/52(a)	2,650	1,915,249
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27	1,150	1,039,312
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	3,760	3,882,627
8.750%	03/15/32	975	1,128,757
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	1,840	1,675,578
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.500%	10/15/27	1,200	624,000
T-Mobile USA, Inc.,
Gtd. Notes
3.875%	04/15/30	5,415	4,793,211
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
5.750%	01/15/54	3,500	$3,225,298
6.000%	06/15/54	510	486,310
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	1,262	1,222,363
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	1,668	1,327,018
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	05/30/31	900	593,538
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31	4,055	3,274,412
			46,250,814
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	337	313,522
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	1,205	1,169,496
			1,483,018
Transportation — 0.0%
Empresa de los Ferrocarriles del Estado (Chile),
Sr. Unsec’d. Notes
3.068%	08/18/50	1,770	1,009,165
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
3.693%	09/13/61	525	317,578
4.700%	05/07/50	1,545	1,196,402
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	406	387,147
Transnet SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
8.250%	02/06/28	1,305	1,247,019
Watco Cos. LLC/Watco Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/27	890	839,781
			4,997,092
Water — 0.0%
Manila Water Co., Inc. (Philippines),
Sr. Unsec’d. Notes
4.375%	07/30/30(a)	2,100	1,887,249
Solaris Midstream Holdings LLC,
Gtd. Notes, 144A
7.625%	04/01/26	1,045	1,008,709
			2,895,958

Total Corporate Bonds (cost $1,118,036,676)			989,519,278

A31

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.0%
Colorado — 0.0%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
4.480%	12/01/40	2,495	$1,950,624
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	75	62,357

Total Municipal Bonds (cost $2,570,000)			2,012,981
Residential Mortgage-Backed Securities — 0.2%
Angel Oak Mortgage Trust,
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	615	498,152
Series 2021-03, Class A1, 144A
1.068%(cc)	05/25/66	606	495,104
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	1,176	862,435
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	895	723,720
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month LIBOR + 0.700% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	65	63,196
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	317	270,122
Fannie Mae Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, 30 Day Average SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.429%(c)	02/25/30	12	11,849
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	—(r)	74
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.461%(cc)	05/25/48	2,690	2,317,990
Freddie Mac REMIC,
Series 4977, Class IO, IO
4.500%	05/25/50	554	109,283
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.645%(cc)	12/25/46	347	332,769
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	110	96,269
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	102	91,698
GCAT Trust,
Series 2023-INV01, Class A1, 144A
6.000%(cc)	08/25/53	2,381	2,315,290
Government National Mortgage Assoc.,
Series 2013-24, Class OI, IO
4.000%	02/20/43	85	10,915
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2013-82, Class IG, IO
3.500%	05/20/43	262	$39,385
Series 2018-08, Class DA
3.000%	11/20/47	80	71,194
Series 2022-63, Class LM
3.500%	10/20/50	715	562,636
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
3.928%(cc)	07/25/44	14	13,779
Series 2020-INV01, Class A14, 144A
2.924%(cc)	10/25/50	675	534,426
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	912	668,481
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	940	689,118
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	277	236,910
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
6.000%(c)	08/25/50	141	132,274
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	233	194,854
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	308	254,000
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	57	53,995
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.779%(cc)	08/25/47	680	594,357
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	34	29,263
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	257	232,633
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	29	28,291
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	331	294,774
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	64	59,915
UWM Mortgage Trust,
Series 2021-INV01, Class A15, 144A
2.500%(cc)	08/25/51	2,283	1,674,212
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	927	679,548
Verus Securitization Trust,
Series 2019-04, Class A3, 144A
4.000%(cc)	11/25/59	231	219,740
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59	203	194,180
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60	24	23,725

A32

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60		220	$204,804
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66		315	260,834
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66		546	429,965
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66		2,950	2,457,968
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		676	602,707

Total Residential Mortgage-Backed Securities (cost $23,823,812)				19,636,834
Sovereign Bonds — 2.4%
Albania Government International Bond (Albania),
Sr. Unsec’d. Notes
3.500%	06/16/27	EUR	2,030	1,996,004
3.500%	11/23/31	EUR	1,990	1,720,908
Sr. Unsec’d. Notes, 144A
3.500%	11/23/31	EUR	2,325	2,010,608
5.900%	06/09/28	EUR	1,730	1,778,744
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28		5,160	4,456,692
8.750%	04/14/32		500	400,855
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		6,955	5,705,186
9.125%	11/26/49		2,675	1,911,475
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.000%	12/15/35(d)		9,945	241,962
0.750%(cc)	07/09/30		3,416	974,456
3.625%(cc)	07/09/35		6,626	1,643,058
4.250%(cc)	01/09/38		8,285	2,424,256
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28		3,490	2,856,774
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		1,760	1,723,762
7.000%	10/12/28		3,310	3,350,481
7.500%	09/20/47		1,600	1,414,736
Sr. Unsec’d. Notes, 144A, MTN
5.625%	05/18/34		5,700	4,858,908
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		450	418,334
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
5.000%	07/15/32		2,400	2,224,248
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/29	BRL	3,625	684,651
10.000%	01/01/31	BRL	17,100	3,157,559
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41		1,040	$867,329
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	1,730	1,762,228
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.250%	09/21/71		1,450	818,656
3.500%	01/31/34		380	313,656
4.000%	01/31/52		430	311,961
4.950%	01/05/36		830	760,139
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30		3,075	2,353,574
3.125%	04/15/31		2,900	2,141,650
4.125%	05/15/51		1,125	624,375
5.000%	06/15/45		7,345	4,815,823
5.625%	02/26/44		550	393,619
6.125%	01/18/41		465	364,448
Colombian TES (Colombia),
Bonds, Series B
7.000%	03/26/31	COP	14,391,400	2,761,739
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
5.625%	04/30/43		1,100	907,907
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		3,705	3,007,311
5.875%	01/30/60		6,050	4,313,105
6.850%	01/27/45		4,725	4,009,871
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		8,440	6,850,664
7.050%	02/03/31		200	192,914
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
3.500%(cc)	07/31/35		3,700	1,366,410
Sr. Unsec’d. Notes, 144A
2.500%(cc)	07/31/40		2,232	731,560
3.500%(cc)	07/31/35		3,185	1,176,309
5.771%(s)	07/31/30		847	250,282
6.000%(cc)	07/31/30		4,862	2,471,168
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
7.500%	01/31/27		2,117	1,523,541
7.625%	05/29/32		931	534,943
8.500%	01/31/47		4,970	2,645,133
Sr. Unsec’d. Notes, 144A, MTN
7.600%	03/01/29		485	310,953
8.500%	01/31/47		2,545	1,354,500
Sr. Unsec’d. Notes, EMTN
5.875%	02/16/31		945	518,918
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25		1,925	1,743,588
7.650%	06/15/35		3,210	2,264,366

A33

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.900%	09/09/50		295	$200,461
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31		1,225	947,244
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31		2,400	1,855,824
3.250%	01/15/30		7,200	6,128,856
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.000%	01/11/28		460	453,588
5.125%	01/11/33		400	390,568
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		860	575,039
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30		214	177,773
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28		1,900	1,756,797
5.375%	04/24/32		2,300	2,099,486
Sr. Unsec’d. Notes, 144A
6.600%	06/13/36		3,775	3,624,000
7.050%	10/04/32		250	250,875
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		1,212	1,119,209
3.550%	03/31/32		1,805	1,557,264
4.550%	01/11/28		1,575	1,522,033
4.850%	01/11/33		2,000	1,904,320
Sr. Unsec’d. Notes, EMTN
4.625%	04/15/43		3,370	2,892,606
5.250%	01/17/42		1,630	1,508,402
Indonesia Treasury Bond (Indonesia),
Bonds, Series 064
6.125%	05/15/28	IDR	44,927,000	2,843,003
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,500	1,201,744
6.125%	06/15/33(a)		10,495	8,681,149
6.625%	03/22/48	EUR	3,070	2,228,927
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	03/15/39		1,340	1,525,751
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
5.850%	07/07/30		6,450	5,707,153
Sr. Unsec’d. Notes, 144A
7.500%	01/13/29(a)		1,885	1,840,948
7.750%	01/15/28		1,550	1,539,569
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	52,100	2,639,656
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.500%	04/22/29	2,400	$2,233,848
6.350%	02/09/35	2,290	2,235,933
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
4.450%	07/07/31	1,313	1,011,968
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
3.000%	12/15/32	3,810	2,894,724
4.000%	12/15/50	5,775	3,560,461
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32	1,700	1,291,609
6.500%	09/08/33	1,360	1,334,133
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.875%	02/16/32	3,520	2,767,530
Sr. Unsec’d. Notes, EMTN
7.375%	09/28/33	600	442,272
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26	2,650	2,568,910
5.375%	03/08/27	4,750	4,622,415
6.250%	01/25/31	725	715,060
6.500%	03/08/47	2,430	2,165,251
6.750%	10/28/27	1,300	1,320,462
6.750%	01/17/48	2,575	2,360,013
Sr. Unsec’d. Notes, 144A
6.750%	10/28/27	900	914,166
7.000%	01/25/51	685	643,941
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36	2,974	1,390,137
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	01/19/63	2,080	1,343,160
6.400%	02/14/35	6,315	6,102,816
Sr. Unsub. Notes
2.252%	09/29/32	6,050	4,363,683
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.400%	03/30/50	2,310	1,816,584
5.600%	03/13/48	400	323,472
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33(a)	560	424,385
4.950%	04/28/31	2,170	2,001,131
5.400%	03/30/50	200	157,280
5.850%	08/21/33	430	405,623
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
2.800%	06/23/30	9,000	7,607,610
4.150%	03/29/27	1,220	1,166,332
4.400%	03/01/28	200	191,596
4.550%	03/29/26	4,995	4,885,959
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29	1,146	1,095,141

A34

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.780%	12/01/60		4,050	$2,138,521
3.300%	03/11/41		1,500	1,036,365
3.550%	03/10/51		650	426,836
6.150%	08/12/32	PEN	2,870	705,516
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
2.650%	12/10/45		4,875	2,926,511
4.625%	07/17/28		200	193,232
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		900	731,835
4.817%	03/14/49		5,200	4,507,828
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50		1,160	943,254
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		4,370	3,507,755
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.500%	04/04/53		660	595,703
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33	EUR	1,210	1,234,626
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	31,976	1,473,117
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.375%	07/24/44		800	535,776
5.650%	09/27/47		1,190	791,790
5.875%	04/20/32		3,330	2,827,336
6.250%	03/08/41		2,550	1,953,071
7.300%	04/20/52		725	572,924
Romanian Government International Bond (Romania),
Notes, 144A
5.500%	09/18/28	EUR	1,450	1,515,766
Sr. Unsec’d. Notes
3.000%	02/14/31		1,850	1,484,200
4.000%	02/14/51		4,250	2,694,967
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		812	651,443
4.000%	02/14/51		640	405,830
Unsec’d. Notes, 144A
3.000%	02/27/27		2,240	2,034,592
Unsec’d. Notes, 144A, MTN
2.875%	04/13/42	EUR	650	403,222
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60		635	486,378
Sr. Unsec’d. Notes, EMTN
3.250%	10/26/26		1,900	1,779,217
3.750%	01/21/55		1,820	1,204,312
5.000%	04/17/49		1,350	1,125,657
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33(a)		11,525	9,226,454
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	6,975	$5,119,301
Sr. Unsec’d. Notes, 144A
6.250%	05/26/28	880	861,696
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.125%	06/03/25(d)	6,440	3,099,572
6.825%	07/18/26(d)	1,250	597,488
6.850%	11/03/25(d)	3,825	1,831,219
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26(d)	800	382,392
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes
9.250%	10/26/26	3,058	2,600,737
Sr. Unsec’d. Notes, 144A
12.875%	12/30/23(d)	775	684,635
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26	1,000	914,160
4.875%	04/16/43	1,320	835,085
6.000%	03/25/27	1,141	1,062,853
6.000%	01/14/41	3,500	2,580,200
6.500%	09/20/33	1,520	1,299,068
8.600%	09/24/27	1,425	1,441,559
9.375%	03/14/29	2,450	2,509,584
9.375%	01/19/33	950	965,067
9.875%	01/15/28	380	399,836
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.750%	10/28/34	2,090	2,133,138
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20(d)	4,725	330,750
7.750%	10/13/19(d)	5,500	357,500
11.750%	10/21/26(d)	750	71,250
12.750%	08/23/22(d)	3,025	287,375
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24	1,100	1,076,988
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/24	1,279	633,757

Total Sovereign Bonds (cost $371,236,463)			306,135,391
U.S. Government Agency Obligations — 4.6%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36	578	484,667
1.500%	02/01/36	2,296	1,924,814
1.500%	04/01/37	891	742,662
2.000%	08/01/36	622	534,920
2.000%	08/01/37	343	294,718
2.000%	03/01/42	2,230	1,777,713
2.000%	06/01/50	229	176,380
2.000%	07/01/50	182	139,160
2.000%	02/01/51	4,338	3,315,765

A35

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	04/01/51	946	$723,053
2.000%	05/01/51	30	23,516
2.000%	05/01/51	1,193	911,406
2.000%	05/01/51	2,111	1,611,944
2.000%	07/01/51	16	12,691
2.000%	12/01/51	1,279	976,296
2.000%	03/01/52	371	286,082
2.000%	03/01/52	3,268	2,489,208
2.000%	04/01/52	630	479,787
2.000%	04/01/52	745	569,328
2.000%	05/01/52	191	147,023
2.000%	07/01/52	677	515,776
2.500%	07/01/37	109	96,298
2.500%	07/01/37	967	852,333
2.500%	03/01/42	1,103	907,227
2.500%	07/01/50	159	127,621
2.500%	07/01/50	1,243	995,162
2.500%	10/01/50	317	252,792
2.500%	02/01/51	2,618	2,112,348
2.500%	05/01/51	145	116,973
2.500%	05/01/51	297	237,481
2.500%	06/01/51	446	360,925
2.500%	07/01/51	192	153,144
2.500%	08/01/51	370	294,946
2.500%	08/01/51	1,173	933,665
2.500%	08/01/51	5,188	4,134,257
2.500%	01/01/52	2,581	2,065,055
2.500%	04/01/52	6,510	5,175,504
2.500%	05/01/52	7,435	5,905,475
2.500%	07/01/52	86	68,198
3.000%	05/01/30	171	163,952
3.000%	11/01/33	301	270,763
3.000%	02/01/34	301	276,670
3.000%	04/01/34	24	22,441
3.000%	11/01/42	8	6,981
3.000%	01/01/43	10	8,433
3.000%	02/01/43	3	2,722
3.000%	02/01/43	7	5,706
3.000%	02/01/43	30	25,426
3.000%	03/01/43	27	23,033
3.000%	03/01/45	4	3,158
3.000%	04/01/45	32	27,523
3.000%	06/01/45	6	5,301
3.000%	06/01/45	50	42,760
3.000%	07/01/45	31	26,010
3.000%	02/01/47	207	175,167
3.000%	02/01/48	4	3,707
3.000%	09/01/49	359	304,115
3.000%	11/01/49	360	302,881
3.000%	02/01/50	136	114,107
3.000%	06/01/50	152	128,007
3.000%	08/01/50	650	547,928
3.000%	09/01/51	1,654	1,381,413
3.000%	11/01/51	1,119	927,011
3.000%	01/01/52	550	458,604
3.000%	06/01/52	3,229	2,672,150
3.000%	08/01/52	1,441	1,207,894
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	02/01/34	44	$41,361
3.500%	04/01/42	6	4,948
3.500%	04/01/42	59	52,511
3.500%	08/01/42	9	7,792
3.500%	08/01/42	12	10,454
3.500%	08/01/42	59	52,138
3.500%	09/01/42	1	1,154
3.500%	09/01/42	14	12,415
3.500%	09/01/42	84	74,443
3.500%	10/01/42	2	1,361
3.500%	10/01/42	22	19,654
3.500%	11/01/42	10	8,631
3.500%	12/01/42	107	94,573
3.500%	01/01/43	102	90,612
3.500%	04/01/43	3	2,791
3.500%	04/01/43	13	11,399
3.500%	04/01/43	79	70,348
3.500%	05/01/43	223	198,108
3.500%	10/01/43	26	22,956
3.500%	01/01/44	99	87,538
3.500%	03/01/44	171	150,912
3.500%	05/01/45	73	64,162
3.500%	06/01/45	14	12,613
3.500%	06/01/45	96	84,693
3.500%	12/01/46	751	657,977
3.500%	01/01/48	1,214	1,064,069
3.500%	03/01/48	550	481,227
3.500%	10/01/49	30	26,122
3.500%	12/01/49	73	63,681
3.500%	01/01/50	562	491,058
3.500%	02/01/50	1,543	1,360,771
3.500%	05/01/51	1,173	1,014,429
3.500%	04/01/52	6	5,350
3.500%	05/01/52	965	830,533
4.000%	06/01/33	50	46,587
4.000%	10/01/34	20	18,864
4.000%	08/01/37	883	836,480
4.000%	05/01/38	107	98,128
4.000%	10/01/40	1	1,149
4.000%	10/01/40	2	1,936
4.000%	10/01/40	7	6,049
4.000%	11/01/40	3	2,529
4.000%	12/01/40	1	901
4.000%	12/01/40	63	57,433
4.000%	12/01/40	149	135,820
4.000%	12/01/40	208	191,016
4.000%	02/01/41	41	37,834
4.000%	04/01/41	270	247,733
4.000%	10/01/41	15	13,599
4.000%	10/01/41	47	42,937
4.000%	12/01/41	34	30,706
4.000%	02/01/42	110	100,947
4.000%	03/01/42	3	2,819
4.000%	04/01/42	5	4,293
4.000%	04/01/42	12	11,321
4.000%	04/01/42	28	25,540
4.000%	07/01/42	258	236,481

A36

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	09/01/42	17	$15,918
4.000%	11/01/42	116	106,209
4.000%	05/01/43	20	18,091
4.000%	09/01/43	79	72,031
4.000%	02/01/45	39	35,680
4.000%	05/01/45	15	13,387
4.000%	01/01/46	835	765,300
4.000%	04/01/46	2	2,135
4.000%	04/01/46	5	4,528
4.000%	04/01/46	85	76,927
4.000%	10/01/47	2	1,578
4.000%	04/01/48	2	2,156
4.000%	06/01/48	67	60,790
4.000%	02/01/50	1,285	1,163,755
4.500%	09/01/37	86	82,957
4.500%	05/01/39	20	19,371
4.500%	05/01/39	21	19,851
4.500%	06/01/39	13	12,259
4.500%	08/01/39	91	86,283
4.500%	09/01/39	7	6,266
4.500%	10/01/39	3	2,390
4.500%	10/01/39	6	5,755
4.500%	10/01/39	34	32,594
4.500%	10/01/39	122	115,141
4.500%	10/01/39	277	262,375
4.500%	12/01/39	9	8,121
4.500%	03/01/40	17	16,554
4.500%	05/01/40	8	7,951
4.500%	08/01/40	20	18,504
4.500%	08/01/40	31	29,066
4.500%	10/01/40	23	22,225
4.500%	11/01/40	16	15,428
4.500%	01/01/41	30	28,505
4.500%	02/01/41	4	3,574
4.500%	02/01/41	5	4,799
4.500%	02/01/41	5	4,852
4.500%	02/01/41	11	10,231
4.500%	03/01/41	24	22,652
4.500%	04/01/41	39	36,468
4.500%	04/01/41	69	65,381
4.500%	10/01/41	188	178,253
4.500%	01/01/42	11	10,198
4.500%	03/01/44	3	2,647
4.500%	03/01/44	9	8,800
4.500%	03/01/44	11	9,952
4.500%	12/01/48	185	173,936
4.500%	05/01/50	63	58,562
5.000%	07/01/25	—(r)	1
5.000%	07/01/33	—(r)	153
5.000%	11/01/33	1	564
5.000%	11/01/33	1	841
5.000%	11/01/33	1	1,226
5.000%	11/01/33	2	1,569
5.000%	07/01/35	259	253,904
5.000%	11/01/35	39	38,316
5.000%	12/01/35	—(r)	446
5.000%	04/01/40	2	1,964
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	04/01/40	18	$17,822
5.000%	06/01/40	19	18,281
5.000%	07/01/40	2	1,942
5.000%	07/01/40	12	11,719
5.000%	08/01/40	8	7,479
5.000%	08/01/40	21	20,337
5.000%	08/01/40	60	58,842
5.000%	06/01/41	34	33,384
5.000%	07/01/41	2	2,083
5.000%	07/01/41	3	3,044
5.000%	07/01/41	9	8,594
5.000%	07/01/41	12	11,607
5.000%	09/01/52	2,084	1,967,486
5.000%	05/01/53	310	292,130
5.500%	03/01/34	9	8,747
5.500%	07/01/35	6	5,706
5.500%	01/01/38	167	166,105
5.500%	06/01/41	60	60,163
6.000%	10/01/32	—(r)	30
6.000%	03/01/33	2	1,675
6.000%	12/01/33	4	4,166
6.000%	12/01/33	48	48,361
6.000%	06/01/37	—(r)	311
6.000%	07/01/38	1	1,287
6.000%	08/01/38	2	2,476
6.500%	08/01/36	3	3,198
6.500%	09/01/39	8	8,252
7.000%	06/01/32	—(r)	274
7.000%	06/01/32	—(r)	366
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.625% (Cap 10.382%, Floor 1.625%)
4.849%(c)	04/01/37	8	7,793
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.725% (Cap 10.850%, Floor 1.725%)
5.975%(c)	07/01/35	—(r)	204
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.733% (Cap 10.047%, Floor 1.733%)
4.108%(c)	02/01/37	4	3,459
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 10.072%, Floor 1.750%)
4.125%(c)	02/01/35	1	839
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.250%, Floor 1.750%)
6.000%(c)	07/01/41	42	41,981
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.451%, Floor 1.750%)
4.000%(c)	12/01/40	23	23,636
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.785% (Cap 9.785%, Floor 1.785%)
4.035%(c)	02/01/37	—(r)	141
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.824% (Cap 10.024%, Floor 1.824%)
4.073%(c)	03/01/36	1	1,052
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.842% (Cap 10.844%, Floor 1.842%)
4.091%(c)	01/01/37	2	1,559

A37

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.912% (Cap 7.672%, Floor 1.912%)
5.671%(c)	10/01/42	7	$6,740
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.915% (Cap 10.501%, Floor 1.915%)
4.290%(c)	02/01/37	1	934
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.930% (Cap 10.966%, Floor 1.930%)
4.187%(c)	12/01/36	—(r)	317
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.030% (Cap 11.126%, Floor 2.030%)
4.275%(c)	11/01/36	1	1,200
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.220% (Cap 11.100%, Floor 2.220%)
4.558%(c)	02/01/37	1	1,139
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.278%, Floor 2.250%)
5.100%(c)	10/01/36	—(r)	304
Federal National Mortgage Assoc.
1.500%	04/01/37	1,701	1,417,593
1.500%	05/01/37	1,400	1,167,552
1.500%	05/01/37	2,181	1,816,978
1.500%	01/01/42	1,571	1,212,477
2.000%	TBA	5,505	4,186,811
2.000%	TBA	3,485	2,988,047
2.000%	05/01/36	2,200	1,890,695
2.000%	09/01/36	872	753,510
2.000%	09/01/36	880	755,893
2.000%	05/01/37	2,805	2,406,321
2.000%	06/01/37	232	198,730
2.000%	06/01/37	366	313,549
2.000%	07/01/37	58	49,392
2.000%	08/01/37	2,227	1,909,746
2.000%	03/01/42	226	180,622
2.000%	04/01/42	2,619	2,088,933
2.000%	08/01/42	59	46,841
2.000%	07/01/50	70	53,796
2.000%	08/01/50	784	600,839
2.000%	10/01/50	104	80,477
2.000%	10/01/50	689	528,156
2.000%	11/01/50	59	44,917
2.000%	12/01/50	6,613	5,062,277
2.000%	01/01/51	8,002	6,122,320
2.000%	02/01/51	4,637	3,544,508
2.000%	03/01/51	5,049	3,859,130
2.000%	04/01/51	4,555	3,471,716
2.000%	05/01/51	29	22,642
2.000%	05/01/51	9,263	7,078,072
2.000%	07/01/51	13	10,190
2.000%	07/01/51	30	22,862
2.000%	07/01/51	30	23,130
2.000%	12/01/51	4,659	3,557,004
2.000%	02/01/52	1,212	925,146
2.000%	02/01/52	1,399	1,077,894
2.000%	02/01/52	1,554	1,185,683
2.000%	02/01/52	3,082	2,348,015
2.000%	02/01/52	6,158	4,692,958
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	03/01/52	720	$553,609
2.000%	03/01/52	10,226	7,789,332
2.000%	04/01/52	977	743,888
2.000%	05/01/52	103	78,213
2.500%	TBA	5,830	4,626,869
2.500%	11/01/29	5	4,548
2.500%	01/01/31	35	32,286
2.500%	11/01/34	1,167	1,053,593
2.500%	11/01/36	1,076	950,442
2.500%	02/01/37	3,521	3,108,256
2.500%	04/01/37	472	408,162
2.500%	05/01/37	1,042	918,091
2.500%	10/01/37	57	49,311
2.500%	07/01/50	915	737,058
2.500%	09/01/50	642	517,930
2.500%	09/01/50	3,758	3,036,268
2.500%	01/01/51	352	282,305
2.500%	02/01/51	355	284,478
2.500%	05/01/51	175	140,243
2.500%	05/01/51	177	140,960
2.500%	05/01/51	229	183,894
2.500%	05/01/51	2,354	1,879,287
2.500%	06/01/51	344	275,798
2.500%	06/01/51	596	482,176
2.500%	06/01/51	2,182	1,738,198
2.500%	07/01/51	338	269,362
2.500%	07/01/51	538	429,224
2.500%	08/01/51	135	107,717
2.500%	08/01/51	291	232,621
2.500%	08/01/51	1,385	1,108,139
2.500%	08/01/51	3,401	2,712,531
2.500%	10/01/51	2,277	1,813,079
2.500%	10/01/51	2,738	2,180,133
2.500%	12/01/51	59	46,672
2.500%	01/01/52	63	50,390
2.500%	01/01/52	563	447,942
2.500%	01/01/52	1,318	1,057,196
2.500%	01/01/52	3,995	3,183,646
2.500%	03/01/52	122	97,519
2.500%	03/01/52	242	194,640
2.500%	04/01/52	955	759,503
2.500%	04/01/52	1,608	1,276,524
3.000%	TBA	191,305	158,162,903
3.000%	01/01/27	35	33,383
3.000%	08/01/27	3	2,623
3.000%	08/01/27	3	2,683
3.000%	10/01/27	9	8,517
3.000%	11/01/27	3	2,687
3.000%	12/01/27	5	4,818
3.000%	01/01/28	5	4,751
3.000%	02/01/28	4	3,783
3.000%	03/01/28	5	4,694
3.000%	04/01/28	4	4,147
3.000%	05/01/28	6	5,220
3.000%	06/01/28	5	4,749
3.000%	07/01/28	5	4,885
3.000%	08/01/28	6	5,385

A38

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	09/01/28	6	$5,994
3.000%	11/01/28	105	100,596
3.000%	01/01/29	4	4,144
3.000%	02/01/29	106	100,119
3.000%	03/01/29	8	7,413
3.000%	12/01/32	46	43,256
3.000%	03/01/33	17	16,120
3.000%	06/01/33	1	929
3.000%	12/01/34	18	16,176
3.000%	12/01/34	65	58,903
3.000%	01/01/35	107	97,710
3.000%	05/01/35	1,847	1,676,874
3.000%	06/01/35	189	172,543
3.000%	01/01/40	1,278	1,108,242
3.000%	04/01/40	2,176	1,861,906
3.000%	09/01/42	101	86,284
3.000%	10/01/42	86	73,272
3.000%	10/01/42	239	203,921
3.000%	11/01/42	51	43,553
3.000%	11/01/42	55	47,253
3.000%	02/01/43	2	1,849
3.000%	02/01/43	3	2,392
3.000%	02/01/43	5	4,225
3.000%	02/01/43	9	7,393
3.000%	02/01/43	13	11,466
3.000%	02/01/43	41	35,070
3.000%	04/01/43	3	2,929
3.000%	04/01/43	1,021	872,526
3.000%	05/01/43	5	4,458
3.000%	05/01/43	14	11,586
3.000%	05/01/43	23	19,292
3.000%	05/01/43	145	123,635
3.000%	07/01/43	42	35,622
3.000%	08/01/43	16	13,801
3.000%	08/01/43	148	125,937
3.000%	09/01/43	203	173,500
3.000%	02/01/44	20	16,766
3.000%	12/01/44	2	1,394
3.000%	05/01/45	48	40,423
3.000%	08/01/45	115	97,652
3.000%	05/01/46	1,188	997,602
3.000%	08/01/46	98	82,869
3.000%	10/01/46	52	44,003
3.000%	11/01/46	42	35,371
3.000%	11/01/46	135	114,113
3.000%	11/01/46	198	167,134
3.000%	11/01/46	380	321,379
3.000%	11/01/46	1,420	1,213,792
3.000%	11/01/46	1,887	1,599,746
3.000%	12/01/46	239	201,648
3.000%	01/01/47	1,092	923,487
3.000%	06/01/47	397	335,242
3.000%	03/01/48	7	6,286
3.000%	08/01/49	310	262,450
3.000%	11/01/49	83	69,371
3.000%	02/01/50	86	71,865
3.000%	03/01/50	287	241,150
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	05/01/50	16	$13,082
3.000%	05/01/50	5,861	4,908,632
3.000%	07/01/50	143	119,756
3.000%	08/01/50	234	194,799
3.000%	08/01/50	422	351,771
3.000%	09/01/50	13	10,887
3.000%	10/01/50	784	653,370
3.000%	02/01/52	1,359	1,126,257
3.500%	TBA	31,925	27,453,006
3.500%	07/01/30	12	11,034
3.500%	08/01/30	61	57,375
3.500%	07/01/32	176	161,847
3.500%	12/01/33	857	803,944
3.500%	01/01/34	2	1,881
3.500%	01/01/34	4	3,806
3.500%	01/01/34	9	7,942
3.500%	01/01/34	14	12,688
3.500%	05/01/34	346	324,879
3.500%	07/01/34	16	15,463
3.500%	07/01/34	47	43,706
3.500%	08/01/34	59	55,236
3.500%	02/01/35	40	36,649
3.500%	09/01/37	30	26,947
3.500%	12/01/41	27	23,577
3.500%	06/01/42	44	38,516
3.500%	06/01/42	90	78,920
3.500%	07/01/42	52	45,837
3.500%	08/01/42	115	100,382
3.500%	09/01/42	207	182,286
3.500%	10/01/42	184	162,251
3.500%	11/01/42	30	26,346
3.500%	01/01/43	32	27,885
3.500%	01/01/43	218	191,525
3.500%	04/01/43	22	19,795
3.500%	05/01/43	305	269,732
3.500%	06/01/43	120	106,162
3.500%	06/01/43	128	113,712
3.500%	07/01/43	14	12,795
3.500%	07/01/43	36	32,299
3.500%	07/01/43	48	42,195
3.500%	07/01/43	74	65,562
3.500%	07/01/43	150	133,127
3.500%	08/01/43	33	29,185
3.500%	08/01/43	38	33,307
3.500%	03/01/44	200	177,138
3.500%	11/01/45	14	12,091
3.500%	12/01/45	508	448,527
3.500%	12/01/45	1,981	1,738,645
3.500%	01/01/46	13	11,681
3.500%	01/01/46	153	134,032
3.500%	01/01/46	204	179,541
3.500%	05/01/46	69	60,563
3.500%	06/01/46	239	211,005
3.500%	02/01/47	1,122	993,785
3.500%	08/01/47	31	26,856
3.500%	09/01/47	15	12,946
3.500%	10/01/47	64	56,168

A39

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	11/01/47	18	$15,479
3.500%	01/01/48	84	74,559
3.500%	02/01/48	370	324,311
3.500%	12/01/48	723	633,104
3.500%	06/01/49	352	307,690
3.500%	06/01/49	1,285	1,130,026
3.500%	06/01/49	1,512	1,323,653
3.500%	07/01/50	742	649,077
3.500%	08/01/50	95	82,601
3.500%	01/01/52	1,207	1,039,183
4.000%	TBA	23,350	20,786,973
4.000%	11/01/31	12	11,172
4.000%	07/01/35	477	454,811
4.000%	11/01/40	21	18,979
4.000%	11/01/40	140	128,138
4.000%	12/01/40	189	170,908
4.000%	01/01/41	23	21,062
4.000%	01/01/41	122	111,489
4.000%	02/01/41	23	21,135
4.000%	02/01/41	74	67,972
4.000%	03/01/41	194	177,961
4.000%	04/01/41	65	59,390
4.000%	10/01/41	76	69,846
4.000%	11/01/41	67	61,561
4.000%	01/01/42	89	81,514
4.000%	01/01/42	93	84,434
4.000%	02/01/42	12	10,872
4.000%	02/01/42	68	61,539
4.000%	02/01/42	102	92,965
4.000%	08/01/42	242	222,464
4.000%	10/01/43	43	38,997
4.000%	05/01/45	47	43,266
4.000%	06/01/45	79	71,386
4.000%	07/01/45	25	22,413
4.000%	09/01/45	42	37,750
4.000%	09/01/45	858	785,858
4.000%	10/01/45	2,528	2,314,732
4.000%	12/01/45	39	35,119
4.000%	03/01/46	154	140,703
4.000%	03/01/46	174	159,755
4.000%	09/01/46	38	34,255
4.000%	02/01/47	2,068	1,883,151
4.000%	08/01/47	455	414,021
4.000%	12/01/47	31	28,178
4.000%	10/01/48	599	546,503
4.000%	12/01/49	178	160,283
4.000%	10/01/51	446	401,251
4.000%	08/01/52	226	200,954
4.000%	09/01/52	1,052	937,284
4.500%	TBA	16,310	14,974,619
4.500%	03/01/39	44	41,022
4.500%	06/01/39	22	20,205
4.500%	08/01/39	59	55,622
4.500%	09/01/39	70	66,418
4.500%	11/01/39	20	19,014
4.500%	12/01/39	102	95,836
4.500%	12/01/39	238	224,587
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	04/01/40	159	$149,888
4.500%	07/01/40	17	16,264
4.500%	09/01/40	183	172,889
4.500%	11/01/40	270	255,152
4.500%	12/01/40	19	18,240
4.500%	12/01/40	31	29,387
4.500%	12/01/40	131	123,404
4.500%	02/01/41	31	28,853
4.500%	02/01/41	31	29,397
4.500%	02/01/41	50	46,774
4.500%	02/01/41	82	77,178
4.500%	04/01/41	241	227,669
4.500%	05/01/41	7	6,411
4.500%	05/01/41	246	232,351
4.500%	06/01/41	20	18,870
4.500%	06/01/41	21	20,150
4.500%	08/01/41	3	2,979
4.500%	10/01/41	3	2,923
4.500%	10/01/41	5	4,899
4.500%	11/01/41	4	3,514
4.500%	11/01/41	79	74,829
4.500%	04/01/42	35	32,833
4.500%	08/01/42	8	7,727
4.500%	09/01/42	6	5,610
4.500%	09/01/42	12	11,198
4.500%	10/01/42	47	44,112
4.500%	09/01/43	13	12,573
4.500%	11/01/43	11	10,318
4.500%	06/01/44	14	13,661
4.500%	10/01/44	43	40,320
4.500%	02/01/45	10	9,654
4.500%	02/01/45	22	20,325
4.500%	10/01/45	27	25,079
4.500%	02/01/46	36	34,290
4.500%	06/01/46	6	6,047
4.500%	11/01/46	14	12,891
4.500%	12/01/46	29	26,765
4.500%	01/01/47	5	4,920
4.500%	01/01/47	9	8,095
4.500%	02/01/47	12	11,625
4.500%	11/01/47	417	393,005
4.500%	08/01/48	73	68,242
4.500%	12/01/48	302	282,827
4.500%	09/01/49	1,409	1,317,184
4.500%	01/01/50	58	54,348
4.500%	05/01/50	51	47,475
4.500%	07/01/52	135	123,622
4.500%	08/01/52	1,699	1,560,799
4.500%	10/01/52	383	351,569
5.000%	TBA	34,735	32,770,302
5.000%	01/01/24	—(r)	170
5.000%	06/01/24	—(r)	134
5.000%	09/01/25	1	500
5.000%	04/01/34	2	1,682
5.000%	07/01/34	2	1,843
5.000%	03/01/35	82	80,687
5.000%	04/01/35	9	8,946

A40

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	04/01/35	92	$89,927
5.000%	05/01/35	11	10,481
5.000%	06/01/35	3	2,824
5.000%	06/01/35	5	5,049
5.000%	06/01/35	11	10,927
5.000%	09/01/35	7	6,838
5.000%	10/01/35	13	13,153
5.000%	10/01/35	72	70,785
5.000%	03/01/36	26	25,638
5.000%	12/01/36	2	2,393
5.000%	12/01/36	90	88,583
5.000%	07/01/37	2	1,770
5.000%	07/01/37	250	244,704
5.000%	02/01/38	10	9,353
5.000%	05/01/38	64	62,762
5.000%	06/01/39	8	7,892
5.000%	06/01/39	38	37,356
5.000%	06/01/40	30	29,225
5.000%	06/01/40	37	36,626
5.000%	08/01/40	57	55,857
5.000%	04/01/41	118	114,230
5.000%	06/01/41	7	6,330
5.000%	06/01/41	18	17,875
5.000%	08/01/41	4	3,552
5.000%	09/01/41	49	47,673
5.000%	01/01/42	64	62,880
5.000%	02/01/42	19	18,144
5.000%	05/01/42	35	33,642
5.000%	07/01/42	79	76,873
5.000%	11/01/44	112	109,683
5.000%	07/01/45	313	305,319
5.000%	12/01/47	580	567,692
5.000%	02/01/49	341	327,444
5.000%	08/01/52	556	524,921
5.000%	10/01/52	28	26,523
5.000%	07/01/53	427	403,306
5.283%(cc)	08/01/41	28	27,495
5.500%	TBA	4,800	4,638,562
5.500%	09/01/34	35	35,026
5.500%	11/01/34	3	2,661
5.500%	12/01/34	10	10,339
5.500%	04/01/35	6	6,470
5.500%	11/01/35	34	34,013
5.500%	12/01/35	9	9,008
5.500%	01/01/36	1	1,274
5.500%	01/01/36	9	8,836
5.500%	03/01/36	1	1,403
5.500%	03/01/36	2	1,892
5.500%	05/01/36	42	42,148
5.500%	05/01/36	85	85,109
5.500%	07/01/36	185	183,806
5.500%	11/01/36	1	745
5.500%	08/01/37	2	2,043
5.500%	08/01/37	13	12,981
5.500%	08/01/37	52	51,580
5.500%	08/01/37	96	95,773
5.500%	09/01/37	35	34,883
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	02/01/38	13	$12,945
5.500%	02/01/38	85	85,001
5.500%	09/01/38	50	49,834
5.500%	04/01/39	27	27,422
5.500%	05/01/39	28	27,547
5.500%	03/01/40	53	53,155
5.500%	09/01/41	1	614
5.500%	09/01/41	82	81,726
5.500%	03/01/53	720	696,078
6.000%	11/01/32	2	2,103
6.000%	03/01/33	2	2,119
6.000%	04/01/33	2	2,034
6.000%	02/01/34	22	22,104
6.000%	08/01/34	2	1,686
6.000%	11/01/34	1	1,372
6.000%	11/01/34	93	93,798
6.000%	11/01/35	16	16,541
6.000%	12/01/35	3	3,041
6.000%	02/01/36	115	117,191
6.000%	04/01/36	—(r)	9
6.000%	05/01/36	27	27,482
6.000%	05/01/36	35	36,039
6.000%	06/01/36	4	3,640
6.000%	09/01/36	3	3,464
6.000%	09/01/36	245	248,360
6.000%	11/01/36	7	7,199
6.000%	12/01/36	1	1,312
6.000%	01/01/37	—(r)	23
6.000%	01/01/37	3	3,234
6.000%	02/01/37	2	2,413
6.000%	02/01/37	29	29,834
6.000%	03/01/37	13	13,016
6.000%	03/01/37	78	78,955
6.000%	03/01/37	192	195,649
6.000%	05/01/37	—(r)	34
6.000%	05/01/37	2	1,680
6.000%	06/01/37	4	3,682
6.000%	08/01/37	28	27,902
6.000%	08/01/37	153	154,686
6.000%	10/01/37	3	2,735
6.000%	02/01/38	12	12,079
6.000%	03/01/38	114	115,755
6.000%	04/01/38	4	4,308
6.000%	05/01/38	28	27,978
6.000%	08/01/38	4	3,568
6.000%	09/01/38	6	5,628
6.000%	10/01/38	24	24,777
6.000%	12/01/38	1	1,153
6.000%	04/01/39	2	1,813
6.000%	06/01/39	29	29,974
6.000%	09/01/39	135	137,012
6.000%	10/01/39	37	37,990
6.000%	02/01/40	18	18,198
6.000%	10/01/40	31	31,904
6.000%	12/01/52	783	773,384
6.000%	01/01/53	1,843	1,836,805
6.000%	02/01/53	2,000	1,993,263

A41

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	09/01/53	709	$701,540
6.500%	TBA	3,815	3,832,287
6.500%	07/01/32	1	967
6.500%	07/01/32	8	8,689
6.500%	07/01/32	14	14,849
6.500%	12/01/32	1	1,550
6.500%	12/01/32	4	3,656
6.500%	07/01/35	4	4,156
6.500%	12/01/35	36	36,511
6.500%	07/01/36	1	554
6.500%	07/01/36	132	134,789
6.500%	08/01/36	6	5,922
6.500%	08/01/36	25	25,282
6.500%	08/01/36	31	31,281
6.500%	09/01/36	15	14,791
6.500%	09/01/36	59	60,778
6.500%	10/01/36	2	1,613
6.500%	10/01/36	29	29,879
6.500%	11/01/36	2	1,605
6.500%	12/01/36	1	709
6.500%	10/01/37	1	985
6.500%	10/01/37	25	25,732
6.500%	10/01/37	98	101,806
6.500%	08/01/38	11	11,075
6.500%	06/01/39	7	7,617
6.500%	10/01/39	37	37,806
6.500%	05/01/40	34	34,721
6.500%	05/01/40	39	40,471
6.691%(cc)	02/01/39	12	11,940
7.000%	01/01/31	—(r)	36
7.000%	04/01/32	—(r)	31
7.000%	04/01/37	9	8,445
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
3.590%(c)	12/01/35	1	854
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.553% (Cap 9.886%, Floor 1.553%)
5.240%(c)	07/01/35	1	587
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.584% (Cap 10.387%, Floor 1.584%)
4.499%(c)	12/01/35	2	2,325
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
5.905%(c)	08/01/37	1	496
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.700% (Cap 10.515%, Floor 1.700%)
3.950%(c)	11/01/37	5	4,559
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.800% (Cap 7.702%, Floor 1.800%)
4.055%(c)	01/01/42	21	20,641
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.804% (Cap 8.520%, Floor 1.804%)
4.800%(c)	12/01/40	36	36,522
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.818% (Cap 7.670%, Floor 1.818%)
4.304%(c)	02/01/42	6	6,042
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.869% (Cap 11.074%, Floor 1.869%)
6.119%(c)	08/01/36	1	$1,453
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.733%, Floor 1.892%)
4.142%(c)	12/01/35	1	760
Government National Mortgage Assoc.
1.500%	12/20/36	193	160,222
1.500%	01/20/37	248	205,479
1.500%	02/20/37	481	398,541
1.500%	05/20/37	414	343,290
2.000%	TBA	1,145	905,042
2.000%	03/20/51	1,269	1,007,638
2.000%	07/20/51	3,923	3,108,344
2.000%	08/20/51	6,503	5,149,152
2.000%	01/20/52	3,409	2,697,102
2.000%	03/20/52	1,477	1,168,013
2.500%	TBA	825	674,211
2.500%	08/20/50	824	676,143
2.500%	07/20/51	555	454,206
2.500%	08/20/51	773	632,193
2.500%	10/20/51	8,756	7,161,223
2.500%	11/20/51	1,613	1,319,587
2.500%	12/20/51	1,906	1,559,097
2.500%	03/20/52	4,219	3,448,985
3.000%	10/15/42	9	8,054
3.000%	12/15/42	3	2,425
3.000%	05/15/43	8	6,749
3.000%	06/15/43	1	955
3.000%	07/15/43	19	16,501
3.000%	08/20/43	206	177,619
3.000%	09/20/43	202	174,570
3.000%	01/20/44	21	18,144
3.000%	02/20/44	72	62,098
3.000%	05/20/45	1,226	1,056,331
3.000%	05/20/46	33	28,134
3.000%	05/20/46	70	60,117
3.000%	05/20/46	163	140,253
3.000%	06/20/46	159	135,974
3.000%	07/20/46	48	41,125
3.000%	07/20/46	70	59,432
3.000%	07/20/46	75	65,105
3.000%	07/20/46	100	85,286
3.000%	07/20/46	205	174,891
3.000%	07/20/46	214	182,341
3.000%	08/20/46	57	48,532
3.000%	08/20/46	90	77,299
3.000%	08/20/46	93	79,852
3.000%	09/20/46	44	37,408
3.000%	09/20/46	52	44,718
3.000%	10/20/46	2,175	1,872,858
3.000%	11/20/46	999	859,835
3.000%	08/20/49	103	86,360
3.000%	10/20/49	243	201,950
3.000%	12/20/49	5	3,966
3.000%	01/20/50	6	5,177
3.000%	04/20/50	73	62,389

A42

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	05/20/50	560	$467,721
3.000%	07/20/50	81	69,157
3.000%	07/20/50	134	110,813
3.000%	05/20/51	635	540,224
3.000%	06/20/51	496	422,276
3.000%	07/20/51	3,246	2,753,134
3.000%	10/20/51	2,182	1,854,736
3.000%	06/20/52	643	544,684
3.500%	05/20/42	6	5,786
3.500%	08/20/42	160	143,146
3.500%	11/20/42	4	3,223
3.500%	12/20/42	84	74,781
3.500%	03/20/43	207	182,327
3.500%	04/20/43	8	7,323
3.500%	05/20/43	110	98,281
3.500%	08/20/43	6	5,499
3.500%	11/15/43	264	237,233
3.500%	03/20/44	1	1,020
3.500%	10/20/44	33	29,631
3.500%	02/15/45	39	35,190
3.500%	02/20/45	102	90,624
3.500%	03/20/46	473	420,818
3.500%	04/20/46	7	6,462
3.500%	05/20/46	2	1,818
3.500%	05/20/46	2	2,025
3.500%	05/20/46	3	2,883
3.500%	05/20/46	5	4,007
3.500%	05/20/46	5	4,263
3.500%	05/20/46	6	5,763
3.500%	06/20/46	4	3,989
3.500%	06/20/46	4	3,996
3.500%	06/20/46	5	4,655
3.500%	06/20/46	6	4,940
3.500%	06/20/46	18	15,837
3.500%	06/20/46	1,180	1,052,264
3.500%	07/20/46	90	80,306
3.500%	07/20/46	345	307,252
3.500%	09/20/46	109	96,797
3.500%	10/20/46	1,246	1,107,853
3.500%	12/20/47	919	816,694
3.500%	02/20/48	38	33,778
3.500%	12/20/49	1	451
3.500%	12/20/49	1	1,247
3.500%	12/20/49	2	1,802
3.500%	01/20/50	419	372,482
3.500%	03/20/50	811	715,963
3.500%	04/20/50	107	94,131
3.500%	05/20/50	162	142,946
3.500%	11/20/50	175	153,441
3.500%	07/20/52	2,103	1,842,384
4.000%	09/20/25	3	2,810
4.000%	11/20/25	7	6,767
4.000%	01/20/26	2	2,105
4.000%	10/20/40	15	14,177
4.000%	02/20/41	17	16,177
4.000%	03/20/41	69	63,516
4.000%	05/20/41	139	128,896
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	10/15/41	7	$6,105
4.000%	10/15/41	28	25,433
4.000%	10/15/41	33	30,534
4.000%	10/20/41	185	171,021
4.000%	11/20/41	27	24,739
4.000%	12/20/41	13	12,307
4.000%	09/20/42	13	12,412
4.000%	11/20/42	11	9,940
4.000%	08/20/43	5	4,649
4.000%	03/20/45	753	693,532
4.000%	08/20/45	50	45,626
4.000%	01/15/47	5	4,534
4.000%	01/15/47	5	4,908
4.000%	06/20/47	521	478,020
4.000%	09/20/47	334	306,764
4.000%	01/20/48	174	157,944
4.000%	05/20/49	52	47,658
4.000%	10/20/50	1,032	940,363
4.000%	10/20/52	4,713	4,246,514
4.500%	04/20/35	3	3,247
4.500%	05/15/39	2	1,631
4.500%	08/15/39	13	12,414
4.500%	09/15/39	67	64,183
4.500%	09/20/39	1	704
4.500%	10/15/39	5	4,606
4.500%	11/15/39	2	2,209
4.500%	11/15/39	4	3,787
4.500%	11/20/39	18	17,089
4.500%	02/15/40	8	7,829
4.500%	02/20/40	158	150,091
4.500%	03/15/40	16	15,693
4.500%	05/20/40	130	123,464
4.500%	06/15/40	1	771
4.500%	06/15/40	6	5,985
4.500%	06/15/40	6	6,008
4.500%	06/15/40	23	21,742
4.500%	06/15/40	69	65,931
4.500%	07/15/40	1	482
4.500%	07/15/40	2	2,072
4.500%	08/15/40	10	9,840
4.500%	09/15/40	40	38,467
4.500%	09/20/40	75	71,460
4.500%	10/15/40	3	3,141
4.500%	11/20/40	39	37,209
4.500%	02/20/41	176	167,020
4.500%	03/15/41	28	27,038
4.500%	03/20/41	423	401,489
4.500%	05/20/41	1	567
4.500%	05/20/41	13	12,381
4.500%	06/20/41	2	2,182
4.500%	07/20/41	24	23,148
4.500%	08/20/41	152	144,536
4.500%	11/20/41	399	378,414
4.500%	02/20/42	1	689
4.500%	05/20/42	4	3,873
4.500%	06/20/43	1	855
4.500%	06/20/44	1	795

A43

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	10/20/44	1	$765
4.500%	01/20/45	1	713
4.500%	09/15/45	108	103,013
4.500%	01/20/46	87	82,840
4.500%	03/20/46	1	1,103
4.500%	05/20/46	1	891
4.500%	07/20/46	34	32,058
4.500%	08/20/46	58	55,282
4.500%	09/20/46	49	45,551
4.500%	01/20/47	130	123,097
4.500%	09/20/49	212	196,008
4.500%	10/20/52	3,522	3,254,965
5.000%	TBA	1,470	1,392,940
5.000%	11/15/33	1	887
5.000%	05/15/34	56	53,652
5.000%	07/20/39	28	27,947
5.000%	08/15/39	2	2,253
5.000%	09/15/39	22	21,776
5.000%	10/15/39	5	4,409
5.000%	10/15/39	15	14,427
5.000%	10/20/39	1	1,341
5.000%	02/15/40	48	47,292
5.000%	02/15/40	48	47,292
5.000%	04/15/40	21	19,957
5.000%	05/20/40	114	111,909
5.000%	06/15/40	14	13,157
5.000%	06/15/40	18	17,584
5.000%	06/20/40	82	80,048
5.000%	07/15/40	3	2,463
5.000%	08/15/40	5	4,448
5.000%	08/20/40	63	61,657
5.000%	09/15/40	3	2,880
5.000%	09/15/40	4	3,692
5.000%	09/20/40	42	41,016
5.000%	03/20/41	87	85,029
5.000%	08/20/41	96	94,580
5.000%	06/20/47	105	100,994
5.000%	04/20/48	43	41,704
5.000%	06/20/48	61	59,012
5.000%	09/20/48	369	354,695
5.000%	12/20/48	306	294,526
5.000%	05/20/49	21	19,938
5.000%	06/20/49	1,026	984,804
5.500%	TBA	8,695	8,437,546
5.500%	10/20/32	—(r)	275
5.500%	03/20/34	1	944
5.500%	01/20/36	195	195,725
5.500%	03/20/48	82	81,612
5.500%	04/20/48	64	64,068
5.500%	05/20/48	29	29,053
5.500%	09/20/48	1	959
5.500%	10/20/48	17	17,084
5.500%	11/20/48	87	86,185
5.500%	12/20/48	321	317,175
5.500%	01/20/49	75	73,640
5.500%	03/20/49	111	109,261
5.500%	04/20/49	6	5,924
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	TBA	1,685	$1,669,598
6.000%	12/20/38	301	310,391
6.000%	05/15/40	89	91,540
6.500%	TBA	2,260	2,272,712
7.000%	08/20/53	795	812,422
7.000%	09/20/53	235	239,203
8.500%	06/15/26	—(r)	214

Total U.S. Government Agency Obligations (cost $642,631,818)			592,530,120
U.S. Treasury Obligations — 2.7%
U.S. Treasury Bonds
3.000%	08/15/52(a)	27,125	19,775,820
3.375%	08/15/42	24,920	20,208,563
3.625%	02/15/53(a)	16,465	13,627,360
3.625%	05/15/53(a)	4,215	3,491,205
3.875%	02/15/43	8,680	7,558,381
4.000%	11/15/42(a)	29,285	26,008,741
4.000%	11/15/52(a)(k)	36,670	32,515,977
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/24	33	32,226
0.125%	04/15/25	48	45,394
0.125%	10/15/25	5	4,466
0.125%	07/15/26	8	7,271
0.125%	10/15/26	53	49,619
0.125%	01/15/32	29	24,668
0.125%	02/15/52	27	14,732
0.625%	01/15/26	37	35,597
0.625%	07/15/32	2	1,650
0.750%	02/15/42	11	8,300
1.125%	01/15/33	21	19,376
1.250%	04/15/28	101	95,922
1.375%	07/15/33	3	2,327
1.500%	02/15/53	3	2,638
1.625%	10/15/27	40	38,971
U.S. Treasury Notes
0.625%	08/15/30	26,550	20,377,125
0.750%	04/30/26	4,700	4,233,305
0.750%	05/31/26	3,187	2,861,577
0.875%	06/30/26	2,633	2,369,083
1.375%	11/15/31(a)	33,435	26,204,681
1.500%	01/31/27	15,500	13,956,055
1.500%	02/15/30	4,606	3,818,302
2.250%	01/31/24	20,230	20,016,637
2.750%	02/15/28	3,024	2,796,635
2.750%	08/15/32	4,000	3,463,750
3.750%	04/15/26(a)	30,675	29,831,437
3.875%	01/15/26	36,095	35,240,564
4.000%	02/15/26(a)	6,250	6,117,188
4.125%	08/31/30	19,145	18,576,633
4.125%	11/15/32	31,265	30,156,070

Total U.S. Treasury Obligations (cost $374,495,754)			343,588,246

Total Long-Term Investments (cost $10,842,046,752)			11,064,973,990

A44

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Short-Term Investments — 21.0%
Affiliated Mutual Funds — 19.9%
PGIM Core Ultra Short Bond Fund(wa)	1,727,652,553	$1,727,652,553
PGIM Institutional Money Market Fund (cost $804,314,711; includes $800,370,887 of cash collateral for securities on loan)(b)(wa)	804,786,234	804,303,363

Total Affiliated Mutual Funds (cost $2,531,967,264)		2,531,955,916

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(h)(k)(kk)(n) — 1.1%
U.S. Treasury Bills
5.248%	12/14/23	141,220	139,701,474
(cost $139,736,060)

Total Short-Term Investments (cost $2,671,703,324)				2,671,657,390

TOTAL INVESTMENTS—107.8% (cost $13,513,750,076)				13,736,631,380

Liabilities in excess of other assets(z) — (7.8)%				(990,309,311)

Net Assets — 100.0%				$12,746,322,069

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
DAC	Designated Activity Company
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UAG	UBS AG
XAMS	Amsterdam Stock Exchange
XASX	Australian Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $(558,513) and 0.0% of net assets.
(1)	The Portfolio entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $783,742,486; cash collateral of $800,370,887 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
A45

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded commitment outstanding at September 30, 2023:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
SilverBow Resources, Inc., —%(p), Maturity Date 01/01/24 (cost $559,930)^	1,570	$2	$—	$(559,928)
Unfunded commitment with a SPAC outstanding at September 30, 2023:
Issuer(1)	Shares	Unfunded Commitment Amount	Current Value	Unrealized Depreciation
Snowline Gold Corp.^	35,589	$139,416	$126,451	$(12,965)

Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
378	2 Year U.S. Treasury Notes	Dec. 2023	$76,624,735	$(277,357)
687	5 Year Euro-Bobl	Dec. 2023	84,072,784	(565,969)
3,530	5 Year U.S. Treasury Notes	Dec. 2023	371,918,611	(2,623,318)
1,516	10 Year U.S. Treasury Notes	Dec. 2023	163,822,750	(2,807,557)
69	10 Year U.S. Ultra Treasury Notes	Dec. 2023	7,697,813	2,492
966	20 Year U.S. Treasury Bonds	Dec. 2023	109,912,688	(6,080,153)
47	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	5,578,313	(483,285)
1,732	Mini MSCI EAFE Index	Dec. 2023	176,793,900	(5,554,327)
808	Russell 2000 E-Mini Index	Dec. 2023	72,663,440	(3,079,987)
2,122	S&P 500 E-Mini Index	Dec. 2023	458,935,550	(19,724,816)
				(41,194,277)
Short Positions:
663	2 Year U.S. Treasury Notes	Dec. 2023	134,397,352	675,767
100	10 Year U.S. Treasury Notes	Dec. 2023	10,806,250	92,851
148	30 Year Euro Buxl	Dec. 2023	19,146,036	673,640
292	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	34,656,750	1,146,732
				2,588,990
				$(38,605,287)
A46

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Colombian Peso,
Expiring 12/07/23	GSI	COP	3,709,907	$881,791	$893,192	$11,401	$—
Euro,
Expiring 11/24/23	BNP	EUR	84	92,325	89,420	—	(2,905)
Expiring 11/24/23	HSBC	EUR	56	61,685	59,613	—	(2,072)
Expiring 11/24/23	SSB	EUR	385	420,968	407,924	—	(13,044)
Expiring 11/24/23	SSB	EUR	84	92,453	89,420	—	(3,033)
Indonesian Rupiah,
Expiring 10/06/23	HSBC	IDR	2,703,703	174,201	174,627	426	—
Expiring 10/06/23	HSBC	IDR	2,327,284	150,585	150,315	—	(270)
Expiring 10/06/23	HSBC	IDR	1,957,854	126,145	126,454	309	—
Peruvian Nuevo Sol,
Expiring 10/06/23	BNP	PEN	2,685	707,193	708,611	1,418	—
South African Rand,
Expiring 10/13/23	HSBC	ZAR	1,279	68,272	67,470	—	(802)
				$2,775,618	$2,767,046	13,554	(22,126)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/04/23	BNP	BRL	7,506	$1,520,330	$1,480,715	$39,615	$—
Expiring 12/04/23	GSI	BRL	7,506	1,518,884	1,480,715	38,169	—
British Pound,
Expiring 10/20/23	GSI	GBP	292	382,862	356,460	26,402	—
Colombian Peso,
Expiring 12/07/23	BNP	COP	8,246,483	1,952,061	1,985,412	—	(33,351)
Expiring 12/07/23	BNP	COP	4,061,700	961,463	977,890	—	(16,427)
Expiring 12/07/23	CITI	COP	4,102,728	967,990	987,767	—	(19,777)
Euro,
Expiring 11/24/23	BNP	EUR	5,688	6,223,689	6,027,854	195,835	—
Expiring 11/24/23	BNP	EUR	1,596	1,746,024	1,691,084	54,940	—
Expiring 11/24/23	BNP	EUR	1,553	1,697,291	1,646,242	51,049	—
Expiring 11/24/23	HSBC	EUR	3,792	4,158,257	4,018,570	139,687	—
Expiring 11/24/23	HSBC	EUR	1,449	1,560,878	1,535,652	25,226	—
Expiring 11/24/23	HSBC	EUR	1,064	1,166,578	1,127,389	39,189	—
Expiring 11/24/23	SSB	EUR	5,688	6,232,295	6,027,855	204,440	—
Expiring 11/24/23	SSB	EUR	1,596	1,748,438	1,691,083	57,355	—
Expiring 11/24/23	SSB	EUR	521	561,194	552,186	9,008	—
Expiring 11/24/23	SSB	EUR	311	340,202	329,123	11,079	—
Expiring 11/24/23	UAG	EUR	575	613,647	609,379	4,268	—
Expiring 11/24/23	UAG	EUR	104	112,011	110,474	1,537	—
Indonesian Rupiah,
Expiring 10/06/23	CITI	IDR	3,730,930	248,447	240,973	7,474	—
Expiring 10/06/23	GSI	IDR	1,650,478	110,260	106,601	3,659	—
Expiring 10/06/23	GSI	IDR	1,607,433	107,535	103,821	3,714	—
Expiring 01/17/24	HSBC	IDR	2,703,703	173,934	174,412	—	(478)
Expiring 01/17/24	HSBC	IDR	2,327,284	150,390	150,129	261	—
Expiring 01/17/24	HSBC	IDR	1,957,854	125,952	126,298	—	(346)
Mexican Peso,
Expiring 10/13/23	MSI	MXN	9,472	545,676	542,205	3,471	—
Expiring 10/13/23	RBC	MXN	10,148	582,059	580,905	1,154	—
Expiring 10/13/23	SSB	MXN	12,177	697,391	697,087	304	—
Expiring 10/13/23	SSB	MXN	9,472	542,862	542,206	656	—
Expiring 10/13/23	SSB	MXN	9,470	542,780	542,124	656	—
A47

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 10/06/23	HSBC	PEN	2,685	$734,469	$708,611	$25,858	$—
Expiring 01/17/24	BNP	PEN	2,685	703,395	705,039	—	(1,644)
South African Rand,
Expiring 10/13/23	BOA	ZAR	29,974	1,573,624	1,581,182	—	(7,558)
				$40,302,868	$39,437,443	945,006	(79,581)
						$958,560	$(101,707)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Community Healthcare Systems, Inc.	06/20/25	5.000%(Q)	650	12.331%	$(41,547)	$(71,516)	$(29,969)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)		Value at Trade Date		Value at September 30, 2023		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.40.V1	12/20/28	1.000%(Q)	249,600		2.260%		$(12,229,018)		$(13,594,915)		$(1,365,897)
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	135,600		4.576%		(183,496)		2,332,541		2,516,037
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	29,144		0.736%		330,590		358,003		27,413
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	763,400		0.736%		9,780,753		9,377,550		(403,203)
							$(2,301,171)		$(1,526,821)		$774,350

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.AAA	11/18/64	0.500%(M)	25,815	$798,633	$685,619	$113,014	MSI
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A48

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A49